UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.
108 Lakeland Ave., Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
Terry Davis
DLA Piper LLP
One Atlantic Center
1201 West Peachtree Street, Suite 2900
Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2026

Item 1. Reports to Stockholders.

(a)

Dana Epiphany Equity Fund

Institutional Class (ESGIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dana Epiphany Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.85%

Fund Statistics

Table Summary
Net Assets	$77,216,921
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$179,616
Portfolio Turnover	19%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	7.5%
Apple, Inc.	6.2%
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.1%
NXP Semiconductors N.V.	2.8%
Vertiv Holdings Co., Class A	2.3%
Cisco Systems, Inc.	2.2%
Lam Research Corp.	2.2%

Sector Weighting (% of net assets)

Technology
33.4%
Financials
12.2%
Communications
11.0%
Consumer Discretionary
10.9%
Industrials
8.4%
Health Care
8.2%
Consumer Staples
4.8%
Energy
3.8%
Utilities
2.4%
Materials
2.1%
Real Estate
1.9%
Money Market Funds
0.9%

Table Summary
Value	Value
Money Market Funds	0.9%
Real Estate	1.9%
Materials	2.1%
Utilities	2.4%
Energy	3.8%
Consumer Staples	4.8%
Health Care	8.2%
Industrials	8.4%
Consumer Discretionary	10.9%
Communications	11.0%
Financials	12.2%
Technology	33.4%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dana Epiphany Equity Fund - Institutional (ESGIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-ESGIX

Dana Epiphany Small Cap Equity Fund

Institutional Class (DSCIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dana Epiphany Small Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	0.95%

Fund Statistics

Table Summary
Net Assets	$34,238,834
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$33,743
Portfolio Turnover	23%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
MYR Group, Inc.	2.8%
Powell Industries, Inc.	2.8%
Chord Energy Corp.	2.4%
SM Energy Co.	2.1%
Element Solutions, Inc.	2.1%
Axsome Therapeutics, Inc.	2.1%
Modine Manufacturing Co.	2.1%
Weatherford International plc	2.0%
PDF Solutions, Inc.	2.0%
Clean Harbors, Inc.	2.0%

Sector Weighting (% of net assets)

Industrials 19.2%
Financials 16.4%
Health Care 16.3%
Technology 14.3%
Consumer Discretionary 10.3%
Energy 6.5%
Real Estate 5.1%
Materials 4.9%
Utilities 3.1%
Consumer Staples 1.6%
Money Market Funds 1.3%
Communications 1.1%
Liabilities in Excess of Other Assets -0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	1.1%
Money Market Funds	1.3%
Consumer Staples	1.6%
Utilities	3.1%
Materials	4.9%
Real Estate	5.1%
Energy	6.5%
Consumer Discretionary	10.3%
Technology	14.3%
Health Care	16.3%
Financials	16.4%
Industrials	19.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Dana Epiphany Small Cap Equity Fund - Institutional (DSCIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-DSCIX

Dana Large Cap Equity Fund

Institutional Class (DLCIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$38	0.75%

Fund Statistics

Table Summary
Net Assets	$68,439,803
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$133,820
Portfolio Turnover	8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	7.9%
Alphabet, Inc., Class A	6.8%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	3.3%
Analog Devices, Inc.	2.3%
Lam Research Corp.	2.2%
Meta Platforms, Inc., Class A	2.1%
Cisco Systems, Inc.	2.1%

Sector Weighting (% of net assets)

Technology
35.4%
Financials
12.5%
Communications
11.2%
Consumer Discretionary
10.4%
Health Care
8.3%
Industrials
7.1%
Consumer Staples
4.6%
Energy
3.8%
Utilities
2.3%
Materials
2.0%
Real Estate
1.9%
Money Market Funds
0.5%

Table Summary
Value	Value
Money Market Funds	0.5%
Real Estate	1.9%
Materials	2.0%
Utilities	2.3%
Energy	3.8%
Consumer Staples	4.6%
Industrials	7.1%
Health Care	8.3%
Consumer Discretionary	10.4%
Communications	11.2%
Financials	12.5%
Technology	35.4%

Material Fund Changes

Effective July 28, 2025, Investor Shares (DLCEX) merged into Institutional Shares (DLCIX).

Dana Large Cap Equity Fund - Institutional (DLCIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-DLCIX

Kovitz Core Equity ETF

(EQTY)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Kovitz Core Equity ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.kovitz.com/eqty. You can also request this information by contacting us at (877) 714-2327.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kovitz Core Equity ETF	$50	0.99%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.0%
Energy	1.5%
Consumer Staples	3.9%
Communications	10.9%
Consumer Discretionary	12.1%
Industrials	13.7%
Health Care	14.0%
Financials	18.6%
Technology	23.3%

Fund Statistics

Table Summary
Net Assets	$1,312,932,893
Number of Portfolio Holdings	39
Advisory Fee	$6,371,177
Portfolio Turnover	21%

Material Fund Changes

Beginning on January 1, 2026, following an internal restructuring (the “Transaction”), Focus Partners Wealth, LLC (the “Adviser”), began serving as the Fund’s investment adviser. Prior to January 1, 2026, Kovitz Investment Group Partners, LLC (“Kovitz”), was serving as the Fund’s investment adviser. Focus Financial Partners, Inc. is the ultimate parent company of the Adviser and Kovitz. The Adviser was under common control with Kovitz and the portfolio manager of the Fund has not changed. The Fund’s investment objective, policies, risks, principal or non-principal strategies, fundamental or non-fundamental investment restrictions also did not change as a result of the Transaction. In connection with the Transaction, the Fort Pitt Capital Total Return Fund was reorganized into the Fund on May 15, 2026.

Kovitz Core Equity ETF - Fund (EQTY)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.kovitz.com/eqty), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-EQTY

Slow Capital Growth Fund

 (SLWGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Slow Capital Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://slowcapitalfunds.com/literature. You can also request this information by contacting us at 833-377-2715. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Slow Capital Growth Fund	$37	0.77%

How did the Fund perform during the reporting period?

For the six months ended April 30, 2026, the Fund (SLWGX) returned -3.33% versus 5.43% for the Morningstar US Target Market Exposure Index, an 876 basis point underperformance.

Two crosscurrents defined the period: (1) hyperscaler artificial intelligence (AI) capital spending lifted select semiconductor holdings, while AI-displacement fears triggered a broad enterprise software repricing; and (2) concentrated exposure to enterprise software drove the bulk of the relative shortfall.

The Fund’s top contributors were ON Semiconductor (+100.0% return, +2.3% contribution), Analog Devices (+72.2% return, +1.8% contribution), Alphabet (+37.1% return, +1.8% contribution), and Ross Stores (+44.0% return, +1.2% contribution). ON Semiconductor rallied on stabilization in core automotive and industrial markets and emergent AI data center power demand. Analog Devices advanced on broad-based end-market recovery across industrial, automotive, and communications. Alphabet gained on Google Cloud's accelerated growth and resilient Search monetization. Ross Stores rallied on consumer trade-down into off-price retail.

Detractors were led by ServiceNow (-39.2% return, -1.5% contribution, exited), Spotify (-31.8% return, -1.4% contribution), Veeva Systems (-46.3% return, -1.3% contribution), and HubSpot (-46.7% return, -1.2% contribution, exited). ServiceNow pulled back on AI-displacement concerns and execution misses around recent acquisitions. Spotify declined on weaker premium subscriber growth. Veeva Systems fell on heightened competition from Salesforce in life sciences Customer Relationship Management (CRM). HubSpot fell on AI-native competitive threats and weaker seat expansion.

Health Care detracted 266 bps, the largest sector drag. Technology contributed -81 bps as semiconductor strength offset software weakness.

The portfolio remains concentrated in high-quality businesses with durable competitive advantages and disciplined capital reinvestment. Bottom-up stock selection drives performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Slow Capital Growth Fund
Morningstar US Target Market Exposure
$15,000
$10,000
$5,000
$0
$11,962
$10,750
Dec-2024
Apr-2025
Apr-2026

Table Summary
	Slow Capital Growth Fund	Morningstar US Target Market Exposure
Dec-2024	$10,000	$10,000
Apr-2025	$8,920	$9,165
Apr-2026	$10,750	$11,962

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 6, 2024)
Slow Capital Growth Fund	20.52%	5.31%
Morningstar US Target Market Exposure	30.52%	13.68%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX OR ANY DATA INCLUDED THEREIN AND THE MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares. Call  833-377-2715 or visit https://slowcapitalfunds.com/fund for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	1.1%
Financials	1.8%
Consumer Staples	3.6%
Industrials	4.9%
Consumer Discretionary	16.5%
Health Care	18.0%
Communications	18.0%
Technology	36.0%

Fund Statistics

Table Summary
Net Assets	$99,978,068
Number of Portfolio Holdings	31
Advisory Fee	$230,125
Portfolio Turnover	16%

Material Fund Changes

Effective March 1, 2026, Slow Capital, Inc. (the “Adviser”), has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until February 28, 2027, so that total annual operating expenses do not exceed 0.85%. Prior to March 1, 2026, the Adviser contractually agreed to waive or limit its fees and to assume certain Fund operating expense so that total annual operating expenses did not exceed 0.99%. For more complete information you may review the Fund’s prospectus dated March 1, 2026, which is available upon request at 1-833-377-2715 or on the Fund's website at https://slowcapitalfunds.com/fund.

Slow Capital Growth Fund (SLWGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://slowcapitalfunds.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SLWGX

SMI Dynamic Allocation Fund

 (SMIDX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about SMI Dynamic Allocation Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Dynamic Allocation Fund	$65	1.25%

How did the Fund perform during the reporting period?

SMI’s Dynamic Asset Allocation (DAA) strategy (the sole strategy used in the SMI Dynamic Allocation Fund “SMIDX”) generated a strong gain of +10.31% during the six months ended April 30. This was substantially better than the S&P 500 Index’s gain of +6.03% or the +3.94% return from a 60% stock, 40% bond portfolio.

In recent years, the SMI Funds have adopted an “enhanced” approach to DAA that owns more positions. Instead of only owning the top performing three of six broad asset classes, the strategy now offers exposure to Stocks, Bonds, and Alternative classes all the time, with the relative weightings between those classes shifting each month. It’s less of an “all or nothing” approach at the individual asset class level, while retaining DAA’s emphasis on the specific performance attributes of each asset class during varying economic environments. Roughly half the portfolio is allocated according to this Real Asset Allocation model.

This broader diversification is best represented within SMIDX by the SMI 3Fourteen REAL Asset Allocation ETF (ticker: RAA). RAA gained a solid +7.92% during the period, outperforming both the S&P 500 Index and a 60% stock, 40% bond portfolio.

DAA’s largest positions included gold (+15.39%) and foreign stocks (+20.79%), which helped propel returns during the period. DAA’s other large allocation was to U.S. Stocks, where the decision to diversify half of its S&P 500 Index holding into U.S. small value stocks at the end of January boosted returns, as small value stocks went on to outperform the S&P 500 Index by a +7.45% to +4.19% margin through the end of the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

SMI Dynamic Allocation Fund
S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Weighted Index*
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,379
$25,688
$18,829
$11,803
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	SMI Dynamic Allocation Fund	S&P 500 Index TR	Bloomberg U.S. Aggregate Bond Index	Weighted Index*
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,406	$11,792	$10,083	$11,085
Apr-2018	$10,998	$13,356	$10,051	$11,943
Apr-2019	$10,929	$15,158	$10,582	$13,196
Apr-2020	$11,544	$15,289	$11,730	$13,909
Apr-2021	$13,334	$22,320	$11,698	$17,494
Apr-2022	$13,064	$22,367	$10,703	$16,941
Apr-2023	$12,494	$22,963	$10,657	$17,232
Apr-2024	$12,759	$28,167	$10,500	$19,396
Apr-2025	$14,688	$31,574	$11,343	$21,447
Apr-2026	$18,829	$41,379	$11,803	$25,688

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SMI Dynamic Allocation Fund	28.19%	7.14%	6.53%
S&P 500 Index TR	31.05%	13.14%	15.26%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Weighted Index*	19.77%	7.99%	9.89%

* The Weighted Index for the SMI Dynamic Allocation Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 764-3863 or visit https://smifund.com/mutual-funds  for updated performance information.

Fund Statistics

Table Summary
Net Assets	$82,683,810
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$384,968
Portfolio Turnover	51%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Sprott Physical Gold Trust	17.2%
SMI 3Fourteen Real Asset Allocation ETF	13.4%
BNY Mellon US Large Cap Core Equity ETF	13.3%
iShares MSCI Emerging Markets ex China ETF	10.2%
iShares Russell 2000 Value ETF	8.5%
iShares MSCI EAFE ETF	7.1%
Invesco QQQ Trust, Series 1	6.6%
SPDR® S&P® Metals & Mining ETF	2.6%
Schwab Long-Term U.S. Treasury ETF	2.5%
Simplify DBi CTA Managed Futures Index ETF	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3
Short Term Treasury ETFs	0.4
Real Estate ETF's	0.4
Alternative ETF's	6.9
Fixed Income ETF's	9.3
Dynamic Asset Allocation ETF's	13.4
Gold Funds	17.2
International ETF's	20.2
Domestic Equity ETF's	31.9

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

SMI Dynamic Allocation Fund -  (SMIDX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SMIDX

SMI Multi-Strategy Fund

 (SMILX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about SMI Multi-Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Multi-Strategy Fund	$66	1.26%

How did the Fund perform during the reporting period?

SMI’s Multi-Strategy Fund (SMILX) portfolio consists of the following strategies and weightings: 50% Dynamic Asset Allocation “DAA”, 40% Stock Upgrading, and 10% Sector Rotation. For the six months ended April 30, 2026, the SMI Multi-Strategy Fund gained a robust +10.78%. This was substantially better than the S&P 500 Index’s gain of +6.03% or the +3.94% return generated by a 60% stock, 40% bond portfolio.

SMI’s Dynamic Asset Allocation (DAA) strategy (50% of SMILX) generated a strong gain of +10.31% during the six months ended April 30. This was substantially better than the S&P 500 Index’s gain of +6.03% or the +3.94% return from a 60% stock, 40% bond portfolio.

SMI’s Stock Upgrading strategy (40% of SMILX) posted a strong gain of +12.89% during the six months ended April 30, 2026. This more than doubled the S&P 500 Index’s gain of +6.03%.

The final component to discuss is the 10% Sector Rotation (SR) allocation, which gained +6.61%. The SPDR S&P Metals & Mining ETF (XME, +23.14%) which was the biggest contributor during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SMI Multi-Strategy Fund	S&P 500 Index TR	Bloomberg U.S. Aggregate Bond Index	Weighted Index*
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,990	$11,792	$10,083	$11,085
Apr-2018	$12,347	$13,356	$10,051	$11,943
Apr-2019	$12,227	$15,158	$10,582	$13,196
Apr-2020	$11,949	$15,289	$11,730	$13,909
Apr-2021	$15,975	$22,320	$11,698	$17,494
Apr-2022	$15,391	$22,367	$10,703	$16,941
Apr-2023	$15,047	$22,963	$10,657	$17,232
Apr-2024	$15,817	$28,167	$10,500	$19,396
Apr-2025	$17,332	$31,574	$11,343	$21,447
Apr-2026	$22,048	$41,379	$11,803	$25,688

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SMI Multi-Strategy Fund	27.20%	6.66%	8.23%
S&P 500 Index TR	31.05%	13.14%	15.26%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Weighted Index*	19.77%	7.99%	9.89%

* The Weighted Index for the SMI Multi-Strategy Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 764-3863 or visit https://smifund.com/mutual-funds  for updated performance information.

Fund Statistics

Table Summary
Net Assets	$58,710,667
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$238,353
Portfolio Turnover	59%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Russell 1000 Value ETF	11.4%
SMI 3Fourteen Full-Cycle Trend ETF	10.6%
Sprott Physical Gold Trust	8.5%
SMI 3Fourteen Real Asset Allocation ETF	6.7%
BNY Mellon US Large Cap Core Equity ETF	6.6%
SPDR® S&P® Metals & Mining ETF	6.1%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	5.5%
Aegis Value Fund, Inc., Institutional Class	5.4%
iShares MSCI Emerging Markets ex China ETF	5.0%
First Trust Developed Markets ex-US AlphaDEX® Fund	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Large Cap ETF's
22.0
DAA Domestic ETF's
15.8
Sector ETF's
11.2
DAA International Funds & ETF's
9.9
DAA Gold Funds
8.5
Small Cap Funds
7.4
DAA Alternative ETF's
6.8
DAA Dynamic Allocation ETF's
6.7
International Funds & ETF's
6.5
DAA Fixed Income ETF's
4.7
DAA Real Estate ETF's
0.2
Short Term Treasury ETF's
0.2
Money Market Funds
0.1

Table Summary
Value	Value
Money Market Funds	0.1
Short Term Treasury ETF's	0.2
DAA Real Estate ETF's	0.2
DAA Fixed Income ETF's	4.7
International Funds & ETF's	6.5
DAA Dynamic Allocation ETF's	6.7
DAA Alternative ETF's	6.8
Small Cap Funds	7.4
DAA Gold Funds	8.5
DAA International Funds & ETF's	9.9
Sector ETF's	11.2
DAA Domestic ETF's	15.8
Large Cap ETF's	22.0

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

SMI Multi-Strategy Fund -  (SMILX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SMILX

Sound Mind Investing Fund

 (SMIFX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Sound Mind Investing Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Mind Investing Fund	$63	1.19%

How did the Fund perform during the reporting period?

SMI’s Stock Upgrading strategy (the sole strategy used in the Sound Mind Investing Fund “SMIFX”) posted a strong gain of +12.89% during the six months ended April 30, 2026. This more than doubled the S&P 500 Index’s gain of +6.03%.

All of Stock Upgrading's largest holdings performed well during the period. Upgrading’s commodities exposure (SDCI) soared +28.13%, impacted significantly by the Iran War. Upgrading’s foreign stock positions also contributed strong gains (GVAL +19.09%, and FDT +25.46% after being added in November).

Upgrading’s best performer during the period was Aegis Value, which gained +31.7%. The portfolio's two next largest positions (an “Active Index Switching” component and SMI 3Fourteen Full-Cycle Trend ETF (FCTE)), both focused on U.S. large company stocks, contributed incremental gains above the index. The “Active Index Switching” component (+6.38%) slightly outperformed, while FCTE contributed a strong +9.81% gain.

There were fewer changes to the portfolio than usual, which often happens when performance is strong. However, both significant portfolio changes during the period — boosting international exposure in late-November, along with the index-switching pivot from large-growth to large-value at year-end — helped boost returns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Sound Mind Investing Fund
S&P 500 Index TR
SMI Custom Index*
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,379
$31,821
$24,379
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Sound Mind Investing Fund	S&P 500 Index TR	SMI Custom Index*
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$11,376	$11,792	$11,984
Apr-2018	$13,085	$13,356	$13,525
Apr-2019	$13,172	$15,158	$14,404
Apr-2020	$11,860	$15,289	$13,069
Apr-2021	$18,151	$22,320	$20,508
Apr-2022	$17,650	$22,367	$18,613
Apr-2023	$17,327	$22,963	$18,826
Apr-2024	$18,653	$28,167	$21,880
Apr-2025	$19,910	$31,574	$23,597
Apr-2026	$24,379	$41,379	$31,821

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Sound Mind Investing Fund	22.45%	6.08%	9.32%
S&P 500 Index TR	31.05%	13.14%	15.26%
SMI Custom Index*	34.85%	9.18%	12.27%

* The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20 Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index and 20% MSCI EAFE Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 764-3863 or visit https://smifund.com/mutual-funds  for updated performance information.

Fund Statistics

Table Summary
Net Assets	$98,474,455
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$437,510
Portfolio Turnover	49%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Russell 1000 Value ETF	28.3%
SMI 3Fourteen Full-Cycle Trend ETF	25.7%
Aegis Value Fund, Inc., Institutional Class	13.2%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	11.6%
First Trust Developed Markets ex-US AlphaDEX® Fund	10.0%
Cambria Global Value ETF	7.5%
Needham Small Cap Growth Fund, Institutional Class	3.5%
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.3%
Lord Abbett Developing Growth Fund, Inc., Institutional Class	0.0%
Delaware Ivy Large Cap Growth Fund, Class I	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Large Value ETF's
28.3
Large Cap Funds and ETF's
25.7
International Funds and ETF's
17.5
Small Cap Funds
13.2
Commodity ETF's
11.6
Large Growth Funds
3.5
Money Market Funds
0.3

Table Summary
Value	Value
Money Market Funds	0.3
Large Growth Funds	3.5
Commodity ETF's	11.6
Small Cap Funds	13.2
International Funds and ETF's	17.5
Large Cap Funds and ETF's	25.7
Large Value ETF's	28.3

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Sound Mind Investing Fund -  (SMIFX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SMIFX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

DANA LARGE CAP EQUITY FUND

DANA EPIPHANY SMALL CAP EQUITY FUND

DANA EPIPHANY EQUITY FUND

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Dana Investment Advisors, Inc.
20700 Swenson Drive, Suite 400
Waukesha, WI 53186
(855) 280-9648
www.danafunds.com

Dana Large Cap Equity Fund
Schedule of Investments
April 30, 2026 - (Unaudited)

COMMON STOCKS — 99.54%	Shares	Fair Value
Communications — 11.24%
Alphabet, Inc., Class A	12,000	$4,617,600
Meta Platforms, Inc., Class A	2,400	1,468,584
T-Mobile US, Inc.	4,400	860,200
Walt Disney Co. (The)	7,200	747,000
		7,693,384
Consumer Discretionary — 10.39%
Amazon.com, Inc.(a)	11,000	2,915,660
Carnival Corp.	40,000	1,060,400
PulteGroup, Inc.	8,300	1,015,588
Restaurant Brands International, Inc.	13,433	1,083,774
TJX Cos., Inc. (The)	6,600	1,034,550
		7,109,972
Consumer Staples — 4.61%
J.M. Smucker Co. (The)	7,875	771,986
Philip Morris International, Inc.	4,946	816,436
Procter & Gamble Co. (The)	5,556	817,232
Sysco Corp.	10,046	750,537
		3,156,191
Energy — 3.82%
Diamondback Energy, Inc.	6,200	1,274,906
Schlumberger Ltd.	23,500	1,336,680
		2,611,586
Financials — 12.49%
Allstate Corp. (The)	5,200	1,129,752
American Express Co.	3,500	1,130,675
Bank of America Corp.	1,000	53,460
Bank of New York Mellon Corp. (The)	9,700	1,303,389
Interactive Brokers Group, Inc., Class A	16,500	1,311,750
JPMorgan Chase & Co.	3,900	1,221,597
Visa, Inc., Class A	3,600	1,187,424
Wells Fargo & Co.	14,700	1,208,781
		8,546,828
Health Care — 8.29%
AbbVie, Inc.	5,800	1,225,656
Boston Scientific Corp.(a)	17,110	985,707
Eli Lilly & Co.	1,250	1,168,250
IQVIA Holdings, Inc.(a)	7,536	1,193,477
McKesson Corp.	1,347	1,098,074
		5,671,164
Industrials — 7.07%
Delta Air Lines, Inc.	18,000	1,223,820
L3Harris Technologies, Inc.	3,300	1,057,815
Parker-Hannifin Corp.	1,270	1,154,963
Vertiv Holdings Co., Class A	4,260	1,399,368
		4,835,966

See accompanying notes which are an integral part of these financial statements.

1

Dana Large Cap Equity Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)

COMMON STOCKS — 99.54% - continued	Shares	Fair Value
Materials — 1.99%
Linde plc	2,723	$1,364,604

Real Estate — 1.92%
American Tower Corp., Class A	7,208	1,316,974

Technology — 35.39%
Accenture plc, Class A	5,997	1,071,724
Analog Devices, Inc.	3,894	1,566,400
Apple, Inc.	16,500	4,477,275
Broadcom, Inc.	5,361	2,237,842
Cisco Systems, Inc.	15,600	1,427,400
Lam Research Corp.	5,904	1,522,405
Microsoft Corp.	8,300	3,384,574
NVIDIA Corp.	27,200	5,428,305
Oracle Corp.	7,957	1,284,180
ServiceNow, Inc.(a)	8,200	724,142
Uber Technologies, Inc.(a)	14,800	1,104,228
		24,228,475
Utilities — 2.33%
CenterPoint Energy, Inc.	18,500	807,525
PPL Corp.	21,000	786,240
		1,593,765

Total Common Stocks (Cost $39,922,091)		68,128,909

MONEY MARKET FUNDS - 0.47%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.58%(b)	319,586	319,586
Total Money Market Funds (Cost $319,586)		319,586

Total Investments — 100.01% (Cost $40,241,677)		68,448,495
Liabilities in Excess of Other Assets — (0.01)%		(8,692)
NET ASSETS — 100.00%		$68,439,803

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

2

Dana Epiphany Small Cap Equity Fund
Schedule of Investments
April 30, 2026 - (Unaudited)

COMMON STOCKS — 98.77%	Shares	Fair Value
Communications — 1.14%
Magnite, Inc.(a)	30,413	$389,743

Consumer Discretionary — 10.30%
Acushnet Holdings Corp.	4,688	453,892
Adtalem Global Education, Inc.(a)	4,564	525,864
Boot Barn Holdings, Inc.(a)	2,791	478,517
Group 1 Automotive, Inc.	1,330	474,637
Kontoor Brands, Inc.	6,592	483,589
Life Time Group Holdings, Inc.(a)	15,355	411,668
Modine Manufacturing Co.(a)	2,747	699,469
		3,527,636
Consumer Staples — 1.60%
e.l.f. Beauty, Inc.(a)	8,581	548,927

Energy — 6.46%
Chord Energy Corp.	5,457	794,539
SM Energy Co.	23,393	725,885
Weatherford International plc	6,258	690,570
		2,210,994
Financials — 16.39%
Atlantic Union Bancshares Corp.	14,218	535,308
AXIS Capital Holdings Ltd.	4,905	492,511
Evercore, Inc., Class A	1,889	606,917
FB Financial Corp.	9,899	535,239
Pinnacle Financial Partners, Inc.	6,148	608,283
PJT Partners, Inc., Class A	3,768	575,524
Primerica, Inc.	1,964	552,414
SouthState Bank Corp.	5,785	565,021
Stifel Financial Corp.	7,177	565,619
Wintrust Financial Corp.	3,825	575,930
		5,612,766
Health Care — 16.33%
Alkermes plc(a)	12,621	425,454
Axsome Therapeutics, Inc.(a)	3,440	714,660
Cytokinetics, Inc.(a)	4,856	310,638
Denali Therapeutics, Inc.(a)	18,058	338,046
Ensign Group, Inc. (The)	3,032	566,044
Ionis Pharmaceuticals, Inc.(a)	4,839	361,764
LivaNova PLC(a)	9,525	572,453
Madrigal Pharmaceuticals, Inc.(a)	1,011	523,081
TG Therapeutics, Inc.(a)	13,762	464,880
TransMedics Group, Inc.(a)	5,476	551,926
Viking Therapeutics, Inc.(a)	9,716	302,945
Zymeworks, Inc.(a)	16,639	458,238
		5,590,129
Industrials — 19.17%
AAR Corp.(a)	4,494	496,003
Advanced Energy Industries, Inc.	1,739	667,619

See accompanying notes which are an integral part of these financial statements.

3

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)

COMMON STOCKS — 98.77% - continued	Shares	Fair Value
Industrials — 19.17% - continued
Applied Industrial Technologies, Inc.	2,144	$655,528
Clean Harbors, Inc.(a)	2,172	679,141
Enpro, Inc.	2,170	632,664
Mirion Technologies, Inc., Class A(a)	23,616	466,416
MYR Group, Inc.(a)	2,367	958,184
Powell Industries, Inc.	3,417	947,431
SkyWest, Inc.(a)	5,839	479,499
SPX Technologies, Inc.(a)	2,648	579,674
		6,562,159
Materials — 4.92%
Avient Corp.	13,912	515,857
Eagle Materials, Inc.	2,135	448,585
Element Solutions, Inc.	16,896	719,600
		1,684,042
Real Estate — 5.05%
Agree Realty Corp.	7,600	586,036
STAG Industrial, Inc.	13,962	538,654
Tanger Factory Outlet Centers, Inc.	16,354	606,406
		1,731,096
Technology — 14.33%
Agilysys, Inc.(a)	6,253	400,567
Braze Inc, Class A(a)	22,252	490,212
DigitalOcean Holdings, Inc.(a)	6,616	637,981
DoubleVerify Holdings, Inc.(a)	37,044	408,225
ExlService Holdings, Inc.(a)	20,117	641,330
JFrog Ltd.(a)	12,800	594,432
PDF Solutions, Inc.(a)	15,909	681,700
SPS Commerce, Inc.(a)	7,457	418,487
Ultra Clean Holdings, Inc.(a)	8,111	633,875
		4,906,809
Utilities — 3.08%
Chesapeake Utilities Corp.	3,780	476,734
Clearway Energy, Inc., Class C	14,339	578,722
		1,055,456

Total Common Stocks (Cost $25,273,585)		33,819,757

MONEY MARKET FUNDS - 1.29%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.58%(b)	440,682	440,682
Total Money Market Funds (Cost $440,682)		440,682

Total Investments — 100.06% (Cost $25,714,267)		34,260,439
Liabilities in Excess of Other Assets — (0.06)%		(21,605)
NET ASSETS — 100.00%		$34,238,834

See accompanying notes which are an integral part of these financial statements.

4

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

5

Dana Epiphany Equity Fund
Schedule of Investments
April 30, 2026 - (Unaudited)

COMMON STOCKS — 99.08%	Shares	Fair Value
Communications — 10.97%
Alphabet, Inc., Class A	11,400	$4,386,720
Alphabet, Inc., Class C	1,200	458,328
AT&T, Inc.	45,000	1,175,850
Meta Platforms, Inc., Class A	2,500	1,529,775
Warner Music Group Corp., Class A	32,500	918,775
		8,469,448
Consumer Discretionary — 10.94%
Amazon.com, Inc.(a)	11,800	3,127,708
Autoliv, Inc.	9,200	1,066,556
Exagen, Inc.	4,900	1,311,779
Genuine Parts Co.	8,000	857,840
PulteGroup, Inc.	6,000	734,160
Tapestry, Inc.	9,280	1,345,971
		8,444,014
Consumer Staples — 4.78%
Kimberly-Clark Corp.	11,400	1,122,102
PepsiCo, Inc.	8,228	1,304,056
Sysco Corp.	16,900	1,262,599
		3,688,757
Energy — 3.77%
Diamondback Energy, Inc.	6,900	1,418,847
Schlumberger Ltd.	26,200	1,490,256
		2,909,103
Financials — 12.18%
Allstate Corp. (The)	5,800	1,260,108
American Express Co.	3,600	1,162,980
Bank of America Corp.	25,400	1,357,884
Bank of New York Mellon Corp. (The)	12,700	1,706,499
Charles Schwab Corp. (The)	13,868	1,270,864
JPMorgan Chase & Co.	4,100	1,284,243
Visa, Inc., Class A	4,149	1,368,506
		9,411,084
Health Care — 8.15%
Cigna Corp.	5,000	1,452,900
IQVIA Holdings, Inc.(a)	7,800	1,235,286
ResMed, Inc.	5,600	1,197,336
STERIS plc	5,900	1,279,592
Zoetis, Inc., Class A	9,800	1,126,706
		6,291,820
Industrials — 8.43%
Aramark	18,000	822,420
Delta Air Lines, Inc.	16,500	1,121,835
Howmet Aerospace, Inc.	5,300	1,288,112
Johnson Controls International plc	10,300	1,504,109
Vertiv Holdings Co., Class A	5,400	1,773,846
		6,510,322

See accompanying notes which are an integral part of these financial statements.

6

Dana Epiphany Equity Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)

COMMON STOCKS — 99.08% - continued	Shares	Fair Value
Materials — 2.13%
CRH plc	13,900	$1,646,038

Real Estate — 1.92%
American Tower Corp., Class A	8,106	1,481,047

Technology — 33.43%
Accenture plc, Class A	7,100	1,268,841
Apple, Inc.	17,600	4,775,760
Broadcom, Inc.	5,700	2,379,351
Cisco Systems, Inc.	19,000	1,738,500
Lam Research Corp.	6,700	1,727,662
Microsoft Corp.	8,900	3,629,242
NVIDIA Corp.	29,100	5,807,487
NXP Semiconductors N.V.	7,200	2,113,848
Oracle Corp.	9,100	1,468,649
ServiceNow, Inc.(a)	10,300	909,593
		25,818,933
Utilities — 2.38%
Portland General Electric Co.	18,127	941,335
PPL Corp.	24,000	898,560
		1,839,895

Total Common Stocks (Cost $53,368,817)		76,510,461

MONEY MARKET FUNDS - 0.91%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.58%(b)	699,371	699,371
Total Money Market Funds (Cost $699,371)		699,371

Total Investments — 99.99% (Cost $54,068,188)		77,209,832
Other Assets in Excess of Liabilities — 0.01%		7,089
NET ASSETS — 100.00%		$77,216,921

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

7

Dana Funds
Statements of Assets and Liabilities
April 30, 2026 - (Unaudited)

		Dana
	Dana Large	Epiphany	Dana
	Cap Equity	Small Cap	Epiphany
	Fund	Equity Fund	Equity Fund
Assets
Investments in securities at fair value (cost $40,241,677, $25,714,267 and $54,068,188) (Note 3)	$68,448,495	$34,260,439	$77,209,832
Receivable for fund shares sold	15,248	10,944	30,394
Dividends receivable	35,354	8,358	41,683
Prepaid expenses	10,540	13,002	16,514
Total Assets	68,509,637	34,292,743	77,298,423

Liabilities
Payable for fund shares redeemed	15,079	19,951	19,070
Payable to Adviser (Note 4)	21,717	6,754	31,408
Accrued Distribution (12b-1) fees (Note 4)	1,209	—	—
Payable to Administrator (Note 4)	10,512	7,703	9,769
Payable to trustees (Note 4)	4,023	4,023	4,023
Other accrued expenses	17,294	15,478	17,232
Total Liabilities	69,834	53,909	81,502
Net Assets	$68,439,803	$34,238,834	$77,216,921

Net Assets consist of:
Paid-in capital	$35,382,869	$21,984,443	$50,034,107
Accumulated earnings	33,056,934	12,254,391	27,182,814
Net Assets	$68,439,803	$34,238,834	$77,216,921

Institutional Class:
Net Assets	$68,439,803	$34,238,834	$77,216,921
Shares outstanding (unlimited number of shares authorized, no par value)	3,050,119	1,991,060	4,332,504
Net asset value, offering and redemption price per share (Note 2)	$22.44	$17.20	$17.82

See accompanying notes which are an integral part of these financial statements.

8

Dana Funds
Statements of Operations
For the six months ended April 30, 2026 - (Unaudited)

		Dana Epiphany
	Dana Large Cap	Small Cap	Dana Epiphany
	Equity Fund	Equity Fund	Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $3,315, $- and $1,118)	$389,912	$159,174	$471,181
Total investment income	389,912	159,174	471,181

Expenses
Investment Adviser fees (Note 4)	220,748	116,240	233,043
Administration fees (Note 4)	22,536	19,950	24,195
Registration expenses	18,007	11,330	12,296
Fund accounting fees (Note 4)	14,358	14,992	15,103
Audit and tax preparation fees	10,259	9,887	10,135
Transfer agent fees (Note 4)	10,161	11,838	15,104
Trustee fees (Note 4)	8,694	8,694	8,694
Legal fees	8,637	8,678	8,678
Custodian fees	5,454	3,940	5,480
Compliance service fees (Note 4)	5,028	5,028	5,028
Printing and postage expenses	4,049	3,654	4,457
Insurance expenses	3,044	2,807	3,049
Miscellaneous expenses	10,486	12,774	12,879
Total expenses	341,461	229,812	358,141
Fees contractually waived by Adviser (Note 4)	(86,928)	(82,497)	(53,427)
Net operating expenses	254,533	147,315	304,714
Net investment income	135,379	11,859	166,467

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	4,831,599	3,762,463	3,959,920
Net change in unrealized appreciation (depreciation) on investment securities	(2,145,585)	1,750,190	(266,760)
Net realized and change in unrealized gain on investments	2,686,014	5,512,653	3,693,160
Net increase in net assets resulting from operations	$2,821,393	$5,524,512	$3,859,627

See accompanying notes which are an integral part of these financial statements.

9

Dana Funds
Statements of Changes in Net Assets

	Dana Large Cap Equity Fund
	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2026	31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$135,379	$283,499
Net realized gain on investment securities transactions	4,831,599	10,696,222
Net change in unrealized appreciation (depreciation) of investment securities	(2,145,585)	2,523,979
Net increase in net assets resulting from operations	2,821,393	13,503,700

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(10,819,916)	(12,334,720)
Investor Class(a)	—	(1,229,150)
Total distributions	(10,819,916)	(13,563,870)

Capital Transactions – Institutional Class
Proceeds from shares sold	2,485,530	4,672,491
Shares issued in connection with class consolidation	—	6,221,762
Reinvestment of distributions	9,044,104	8,861,735
Amount paid for shares redeemed	(7,341,645)	(12,918,699)
Total – Institutional Class	4,187,989	6,837,289

Capital Transactions – Investor Class(a)
Proceeds from shares sold	—	96,762
Shares redeemed in connection with class consolidation	—	(6,221,762)
Reinvestment of distributions	—	1,071,647
Amount paid for shares redeemed	—	(1,202,625)
Total – Investor Class	—	(6,255,978)
Net increase in net assets resulting from capital transactions	4,187,989	581,311
Total Increase (Decrease) in Net Assets	(3,810,534)	521,141

Net Assets
Beginning of period	72,250,337	71,729,196
End of period	$68,439,803	$72,250,337

Share Transactions - Institutional Class
Shares sold	110,033	200,953
Shares issued in connection with class consolidation	—	262,241
Shares issued in reinvestment of distributions	414,524	404,616
Shares redeemed	(325,648)	(563,998)
Total – Institutional Class	198,909	303,812

Share Transactions - Investor Class (a)
Shares sold	—	4,514
Shares redeemed in connection with class consolidation	—	(261,554)
Shares issued in reinvestment of distributions	—	48,799
Shares redeemed	—	(55,449)
Total – Investor Class	—	(263,690)

(a)	Effective July 28, 2025, Investor Shares merged into Institutional Shares.

See accompanying notes which are an integral part of these financial statements.

10

Dana Funds
Statements of Changes in Net Assets (continued)

	Dana Epiphany Small Cap Equity
	Fund
	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2026	31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$11,859	$13,185
Net realized gain on investment securities transactions	3,762,463	1,639,120
Net change in unrealized appreciation of investment securities	1,750,190	1,073,671
Net increase in net assets resulting from operations	5,524,512	2,725,976

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(1,650,456)	(1,451,626)
Total distributions	(1,650,456)	(1,451,626)

Capital Transactions – Institutional Class
Proceeds from shares sold	2,693,448	5,618,636
Reinvestment of distributions	1,543,766	1,437,320
Amount paid for shares redeemed	(6,338,078)	(7,742,649)
Total – Institutional Class	(2,100,864)	(686,693)
Net decrease in net assets resulting from capital transactions	(2,100,864)	(686,693)
Total Increase in Net Assets	1,773,192	587,657

Net Assets
Beginning of period	32,465,642	31,877,985
End of period	$34,238,834	$32,465,642

Share Transactions - Institutional Class
Shares sold	169,811	407,807
Shares issued in reinvestment of distributions	103,055	103,271
Shares redeemed	(408,009)	(563,900)
Total – Institutional Class	(135,143)	(52,822)

See accompanying notes which are an integral part of these financial statements.

11

Dana Funds
Statements of Changes in Net Assets (continued)

	Dana Epiphany Equity Fund
	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2026	31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$166,467	$194,042
Net realized gain on investment securities transactions	3,959,920	4,359,618
Net change in unrealized appreciation (depreciation) of investment securities	(266,760)	9,373,521
Net increase in net assets resulting from operations	3,859,627	13,927,181

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(4,493,470)	(1,165,353)
Total distributions	(4,493,470)	(1,165,353)

Capital Transactions – Institutional Class
Proceeds from shares sold	8,090,800	13,947,955
Reinvestment of distributions	3,874,956	1,133,531
Amount paid for shares redeemed	(10,488,679)	(16,034,033)
Total – Institutional Class	1,477,077	(952,547)
Net increase (decrease) in net assets resulting from capital transactions	1,477,077	(952,547)
Total Increase in Net Assets	843,234	11,809,281

Net Assets
Beginning of period	76,373,687	64,564,406
End of period	$77,216,921	$76,373,687

Share Transactions - Institutional Class
Shares sold	472,731	889,554
Shares issued in reinvestment of distributions	228,621	72,429
Shares redeemed	(603,886)	(994,358)
Total – Institutional Class	97,466	(32,375)

See accompanying notes which are an integral part of these financial statements.

12

Dana Large Cap Equity Fund – Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended April
	30, 2026		For the Years Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$25.34		$25.51	$20.64	$21.26	$29.20	$21.25
Investment operations:
Net investment income	0.04		0.10	0.16	0.27	0.28	0.17
Net realized and unrealized gain (loss) on investments	0.93		4.62	7.40	1.01	(4.60)	8.39
Total from investment operations	0.97		4.72	7.56	1.28	(4.32)	8.56
Less distributions to shareholders from:
Net investment income	(0.04)		(0.11)	(0.18)	(0.28)	(0.25)	(0.17)
Net realized gains	(3.83)		(4.78)	(2.51)	(1.62)	(3.37)	(0.44)
Total distributions	(3.87)		(4.89)	(2.69)	(1.90)	(3.62)	(0.61)
Net asset value, end of period	$22.44		$25.34	$25.51	$20.64	$21.26	$29.20
Total Return(a)	4.29	% (b)	21.55%	39.37%	6.44%	(17.16)%	40.89%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$68,440		$72,250	$64,988	$62,265	$82,373	$115,544
Before waiver
Ratio of expenses to average net assets	1.01	% (c)	1.02%	0.98%	0.91%	0.87%	0.86%
After waiver
Ratio of expenses to average net assets	0.75	% (c)	0.75%	0.75%	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets	0.40	% (c)	0.44%	0.63%	1.21%	1.14%	0.65%
Portfolio turnover rate	16	% (b)	33%	12%	55%	38%	30%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

Dana Epiphany Small Cap Equity Fund – Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended April
	30, 2026		For the Years Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$15.27		$14.63	$10.94	$11.62	$15.91	$9.82
Investment operations:
Net investment income (loss)	0.01		— (a)	0.01	0.04	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	2.80		1.31	3.71	(0.14)	(3.02)	6.12
Total from investment operations	2.81		1.31	3.72	(0.10)	(3.01)	6.09
Less distributions to shareholders from:
Net investment income	(0.01)		(0.02)	(0.03)	(0.04)	—	—
Net realized gains	(0.87)		(0.65)	—	(0.54)	(1.28)	—
Total distributions	(0.88)		(0.67)	(0.03)	(0.58)	(1.28)	—
Net asset value, end of period	$17.20		$15.27	$14.63	$10.94	$11.62	$15.91
Total Return(b)	19.21	% (c)	9.41%	34.04%	(0.81)%	(20.59)%	62.02%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$34,239		$32,466	$31,878	$23,263	$13,458	$17,439
Before waiver
Ratio of expenses to average net assets	1.48	% (d)	1.49%	1.47%	1.52%	1.95%	2.05%
After waiver
Ratio of expenses to average net assets	0.95	% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.08	% (d)	0.04%	0.11%	0.33%	0.06%	(0.24)%
Portfolio turnover rate	23	% (c)	55%	47%	59%	82%	92%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

14

Dana Epiphany Equity Fund – Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended April
	30, 2026		For the Years Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$18.03		$15.13	$11.32	$11.51	$13.97	$10.25
Investment operations:
Net investment income	0.04		0.05	0.08	0.11	0.11	0.06
Net realized and unrealized gain (loss) on investments	0.87		3.13	3.82	(0.19)	(2.27)	3.87
Total from investment operations	0.91		3.18	3.90	(0.08)	(2.16)	3.93
Less distributions to shareholders from:
Net investment income	(0.03)		(0.04)	(0.09)	(0.11)	(0.11)	(0.06)
Net realized gains	(1.09)		(0.24)	—	—	(0.19)	(0.15)
Total distributions	(1.12)		(0.28)	(0.09)	(0.11)	(0.30)	(0.21)
Net asset value, end of period	$17.82		$18.03	$15.13	$11.32	$11.51	$13.97
Total Return(a)	5.38	% (b)	21.27%	34.49%	(0.71)%	(15.76)%	38.70%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$77,217		$76,374	$64,564	$59,576	$72,991	$67,557
Before waiver
Ratio of expenses to average net assets	1.00	% (c)	1.00%	1.01%	0.98%	0.96%	1.12%
After waiver
Ratio of expenses to average net assets	0.85	% (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	0.46	% (c)	0.28%	0.57%	0.90%	0.91%	0.57%
Portfolio turnover rate	19	% (b)	40%	37%	60%	33%	18%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

15

Dana Funds

Notes to the Financial Statements

April 30, 2026 - (Unaudited)

NOTE 1. ORGANIZATION

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Epiphany Small Cap Equity Fund (the “Small Cap Fund”), and the Dana Epiphany Equity Fund (the “Epiphany Equity Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (“Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Dana Investment Advisors, Inc. (the “Adviser”). Each Fund seeks long-term growth of capital.

Each Fund currently offers Institutional Class Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial

16

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2026 - (Unaudited)

statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended April 30, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the six months ended April 30, 2026, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if

17

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2026 - (Unaudited)

any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds may hold Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT’s underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income, if any, at least quarterly. The Funds intend to distribute their net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Share Valuation – The NAV per share of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation

18

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2026 - (Unaudited)

technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith

19

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2026 - (Unaudited)

by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

20

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2026 - (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$68,128,909	$—	$—	$68,128,909
Money Market Funds	319,586	—	—	319,586
Total	$68,448,495	$—	$—	$68,448,495

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$33,819,757	$—	$—	$33,819,757
Money Market Funds	440,682	—	—	440,682
Total	$34,260,439	$—	$—	$34,260,439

Epiphany Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$76,510,461	$—	$—	$76,510,461
Money Market Funds	699,371	—	—	699,371
Total	$77,209,832	$—	$—	$77,209,832

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement for each Fund, manages the Funds’ investments subject to oversight of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.65%, 0.75% and 0.65% of the average daily net assets of the Large Cap Fund, the Small Cap Fund and the Epiphany Equity Fund, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2027, but only to the extent necessary so that the Funds’ net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “acquired fund fees and expenses”) do not exceed 0.75% of the average daily net assets of the Institutional Class for the Large Cap Fund, 0.95% of the average daily net assets of the Institutional Class for the Small Cap Fund, and 0.85% of the average daily net assets of the Institutional Class for the Epiphany Equity Fund.

21

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2026 - (Unaudited)

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the applicable Fund within three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the waiver or expense reimbursement, and the expense limitation in effect at the time of the repayment. The expense limitation agreements may not be terminated except by mutual consent of the Adviser and the Board.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Large Cap	Small Cap	Epiphany
Recoverable Through	Fund	Fund	Fund
October 31, 2026	$94,512	$76,753	$44,952
October 31, 2027	182,241	153,069	101,548
October 31, 2028	189,049	161,997	104,936
April 30, 2029	86,928	82,497	53,427

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the six months ended April 30, 2026.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Fund	$10,896,090	$16,648,198
Small Cap Fund	7,116,549	10,803,377
Epiphany Fund	13,678,661	16,395,541

22

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2026 - (Unaudited)

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2026.

NOTE 6. FEDERAL TAX INFORMATION

At April 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap	Small Cap	Epiphany
	Fund	Fund	Fund
Gross unrealized appreciation	$29,916,711	$9,340,172	$25,636,540
Gross unrealized depreciation	(1,709,893)	(794,000)	(2,494,896)
Net unrealized appreciation/(depreciation) on investments	28,206,818	8,546,172	23,141,644
Tax cost of investments	40,241,677	25,714,267	54,068,188

At April 30, 2026, the difference between book basis and tax basis unrealized appreciation for the Large Cap Fund, Small Cap Fund and Epiphany Equity Fund was attributable primarily to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal year ended October 31, 2025, the Funds’ most recent fiscal year end, were as follows:

	Large Cap	Small Cap	Epiphany
	Fund	Fund	Fund
Distributions paid from:
Ordinary income(a)	$2,827,174	$19,893	$162,411
Long-term capital gains	10,736,696	1,431,733	1,002,942
Total distributions paid	$13,563,870	$1,451,626	$1,165,353

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap	Small Cap	Epiphany
	Fund	Fund	Fund
Undistributed ordinary income	$878,863	$—	$66,974
Undistributed long-term capital gains	9,849,648	1,633,763	4,352,770
Unrealized appreciation on investments	30,326,946	6,746,572	23,396,913
Total accumulated earnings	$41,055,457	$8,380,335	$27,816,657

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including

23

Dana Funds

Notes to the Financial Statements (continued)

April 30, 2026 - (Unaudited)

additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the Funds financial positions or results of operations. For the six months ended April 30, 2026, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2026, the Large Cap Fund and Epiphany Equity Fund had 35.39% and 33.43% of the value of their net assets invested in stocks within the Technology sector, respectively.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

24

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Funds, to the Trustees for April 30, 2026 was $8,156 for Dana Large Cap Fund, $8,156 for Dana Epiphany Small Cap Equity Fund, and $8,156 for Dana Epiphany Equity Fund, respectively. For April 30, 2026, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Funds, and no compensation was paid to any person of whom any officer or director of the Funds is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

25

Slow Capital Growth Fund

Semi-Annual Financial Statements

and Additional Information

April 30, 2026

Slow Capital, Inc.
300-B Drakes Landing Rd, Suite 190
Greenbrae, CA 94904
(833) 377-2715

Slow Capital Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)

COMMON STOCKS — 99.89%	Shares	Fair Value
Communications — 18.03%
Alphabet, Inc., Class A	17,176	$6,609,325
Netflix, Inc.(a)	54,600	5,111,106
Spotify Technology SA(a)	8,025	3,583,564
Uber Technologies, Inc.(a)	36,500	2,723,265
		18,027,260
Consumer Discretionary — 16.48%
Amazon.com, Inc.(a)	18,500	4,903,610
MercadoLibre, Inc.(a)	2,175	3,898,970
Ross Stores, Inc.	15,665	3,568,330
Tesla, Inc.(a)	10,747	4,101,378
		16,472,288
Consumer Staples — 3.55%
Costco Wholesale Corp.	3,500	3,550,855

Energy — 1.08%
First Solar, Inc.(a)	5,350	1,080,112

Financials — 1.84%
Chubb Ltd.	5,637	1,843,299

Health Care — 17.99%
Alnylam Pharmaceuticals, Inc.(a)	5,500	1,702,195
BeOne Medicines Ltd. - ADR(a)	5,500	1,623,985
GRAIL, Inc.(a)	36,000	1,961,280
Illumina, Inc.(a)	18,310	2,320,609
Intuitive Surgical, Inc.(a)	7,600	3,477,837
Mettler-Toledo International, Inc.(a)	2,000	2,553,220
Regeneron Pharmaceuticals, Inc.	3,640	2,573,698
Repligen Corp.(a)	15,000	1,774,650
		17,987,474
Industrials — 4.86%
Deere & Co.	4,377	2,581,861
Symbotic, Inc.(a)	38,450	2,272,395
		4,854,256
Technology — 36.06%
Analog Devices, Inc.	10,613	4,269,185
Apple, Inc.	11,212	3,042,376
Broadcom, Inc.	15,530	6,482,688
Cloudflare, Inc., Class A(a)	11,000	2,254,670
Crowdstrike Holdings, Inc., Class A(a)	7,100	3,164,825
Datadog, Inc., Class A(a)	19,500	2,577,705
Nvidia Corp.	24,555	4,900,441
ON Semiconductor Corp.(a)	43,538	4,389,066
Synopsys, Inc.(a)	6,100	2,943,860
Veeva Systems, Inc., Class A(a)	13,000	2,027,610
		36,052,426
Total Common Stocks/ Investments — 99.89% (Cost $85,917,567)		99,867,970

See accompanying notes which are an integral part of these financial statements.

1

Slow Capital Growth Fund
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

Other Assets in Excess of Liabilities — 0.11%	$110,098
NET ASSETS — 100.00%	$99,978,068

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

2

Slow Capital Growth Fund
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments in securities at fair value (cost $85,917,567) (Note 3)	$99,867,970
Cash and cash equivalents	259,059
Dividends and interest receivable	8,194
Prepaid expenses	10,967
Total Assets	100,146,190
Liabilities
Capital shares payable	96,415
Payable to Adviser (Note 4)	39,379
Payable to affiliates (Note 4)	8,361
Payable to Trustees	4,288
Other accrued expenses	19,679
Total Liabilities	168,122
Net Assets	$99,978,068
Net Assets consist of:
Paid-in capital	$89,931,922
Accumulated earnings	10,046,146
Net Assets	$99,978,068
Shares outstanding (unlimited number of shares authorized, no par value)	9,296,508
Net asset value (“NAV”), offering and redemption price per share (Note 2)	$10.75

See accompanying notes which are an integral part of these financial statements.

3

Slow Capital Growth Fund
Statement of Operations
For the Period Ended April 30, 2026 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $97)	$115,376
Interest income	5,358
Total investment income	120,734

Expenses
Investment Adviser fees (Note 4)	230,125
Administration (Note 4)	39,184
Transfer agent fees (Note 4)	12,922
Compliance service fees (Note 4)	10,056
Legal fees	9,836
Audit and tax preparation fees	9,798
Trustee fees	8,976
Registration expenses	6,411
Printing and postage expenses	6,248
Insurance expenses	3,268
Custodian fees	2,500
Miscellaneous	13,677
Total expenses	353,001
Net operating expenses	353,001
Net investment loss	(232,267)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(3,401,477)
Net change in unrealized appreciation of investment securities	1,039,523
Net realized and change in unrealized loss on investments	(2,361,954)
Net decrease in net assets resulting from operations	$(2,594,221)

See accompanying notes which are an integral part of these financial statements.

4

Slow Capital Growth Fund
Statements of Changes in Net Assets

	For the Six	For the Period
	Months Ended	Ended October 31,
	April 30, 2026	2025(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(232,267)	$(277,523)
Net realized loss on investment securities transactions	(3,401,477)	(270,513)
Net change in unrealized appreciation of investment securities	1,039,523	12,910,880
Net increase (decrease) in net assets resulting from operations	(2,594,221)	12,362,844

Capital Transactions
Proceeds from shares sold	15,570,147	74,770,078
Amount paid for shares redeemed	(130,742)	(39)
Proceeds from redemption fees(b)	—	1
Net increase in net assets resulting from capital transactions	15,439,405	74,770,040
Total Increase in Net Assets	12,845,184	87,132,884

Net Assets
Beginning of period	$87,132,884	$—
End of period	$99,978,068	$87,132,884

Share Transactions
Shares sold	1,474,917	7,833,669
Shares redeemed	(12,074)	(4)
Net increase in shares outstanding	1,462,843	7,833,665

(a)	For the period December 6, 2024 (commencement of operations) to October 31, 2025.

(b)	The Fund charged a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days. Effective August 11, 2025, the redemption fee has been eliminated.

See accompanying notes which are an integral part of these financial statements.

5

Slow Capital Growth Fund
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the
	Months		Period
	Ended April		Ended
	30, 2026		October
	(Unaudited)		31, 2025(a)
Selected Per Share Data
Net asset value, beginning of period	$11.12		$10.00
Investment operations:
Net investment loss	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.35)		1.16
Total from investment operations	(0.37)		1.12
Less distributions to shareholders from:
Net investment income	—		—
Net realized gains	—		—
Total distributions	—		—

Net asset value, end of period	$10.75		$11.12
Total Return(b)	(3.33	)%(c)	11.20	%(c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$99,978		$87,133
Ratio of expenses to average net assets after expense waiver	0.77	%(d)	0.92	%(d)
Ratio of net investment loss to average net assets after expense waiver	(0.50	)%(d)	(0.50	)%(d)
Portfolio turnover rate	16.00	%(c)	2.00	%(c)

(a)	For the period December 6, 2024 (commencement of operations) to October 31, 2025.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Slow Capital Growth Fund
Notes to the Financial Statements
April 30, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Slow Capital Growth Fund (the “Fund”) is a diversified series of Valued Advisers Trust (the “Trust”). The Trust was established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”) and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Slow Capital, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Segment Reporting – The Fund operates as a single operating segment which is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets

7

Slow Capital Growth Fund
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended April 30, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment

8

Slow Capital Growth Fund
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

9

Slow Capital Growth Fund
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the

10

Slow Capital Growth Fund
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$99,867,970	$—	$—	$99,867,970
Total	$99,867,970	$—	$—	$99,867,970

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. For the six months ended April 30, 2026, the Adviser earned a fee of $230,125 from the Fund before the waivers described below. At April 30, 2026, the Fund owed the Adviser $39,379.

The Adviser has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until February 28, 2027, so that total annual operating expenses do not exceed 0.85%. Prior to March 1, 2026, the Adviser contractually agreed to waive or limit its fees and to assume certain Fund operating expense so that total annual operating

11

Slow Capital Growth Fund
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

expenses did not exceed 0.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds, closed-end funds and money market funds that have their own expenses. For the fiscal year ended April 30, 2026, the Adviser waived and recouped fees in the amount of $19,238.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayment. As of April 30, 2026, there were no investment advisory fee waivers and expense reimbursements available for recoupment.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended April 30, 2026.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2026, purchases and sales of investment securities, other than short-term investments, were $30,200,892 and $14,867,956, respectively.

12

Slow Capital Growth Fund
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2026.

NOTE 6. FEDERAL TAX INFORMATION

At April 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$17,825,397
Gross unrealized depreciation	(3,874,994)
Net unrealized appreciation on investments	$13,950,403
Tax cost of investments	$85,917,567

At October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	(270,513)
Unrealized appreciation on investments	12,910,880
Total accumulated earnings	$12,640,367

As of October 31, 2025, the Fund had short-term capital loss carryforwards of $270,513. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a) (9) of the 1940 Act. As of April 30, 2026, National Financial Services owned beneficially 69.35% of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30,

13

Slow Capital Growth Fund
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

2026, the Fund had 36.06% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the period of this report was $8,976. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

15

Kovitz Core Equity ETF

Semi-Annual Financial Statements

and Additional Information

April 30, 2026

Fund Adviser:
Focus Partner Wealth, LLC
190 Carondelet Plaza, Suite 600
St. Louis, MO 63105
Toll Free (877) 714-2327

Kovitz Core Equity ETF
Schedule of Investments
April 30, 2026 (Unaudited)

COMMON STOCKS — 98.00%	Shares	Fair Value
Communications — 10.85%
Alphabet, Inc., Class A	23,790	$9,154,392
Alphabet, Inc., Class C	170,825	65,244,901
Meta Platforms, Inc., Class A	62,230	38,079,159
Universal Music Group NV - ADR	2,849,613	30,006,425
		142,484,877
Consumer Discretionary — 12.12%
Amazon.com, Inc.(a)	175,355	46,479,596
CarMax, Inc.(a)	447,482	17,590,517
Copart, Inc.(a)	902,817	29,892,271
Floor & Decor Holdings, Inc., Class A(a)	480,099	23,236,792
Lowe’s Companies, Inc.	111,407	26,602,878
NIKE, Inc., Class B	345,820	15,340,575
		159,142,629
Consumer Staples — 3.90%
Philip Morris International, Inc.	310,211	51,206,530

Energy — 1.47%
EOG Resources, Inc.	136,929	19,248,110

Financials — 18.64%
Aon PLC, Class A	153,632	47,879,413
Berkshire Hathaway, Inc., Class B(a)	44,410	21,032,576
Charles Schwab Corp. (The)	584,291	53,544,427
Intercontinental Exchange, Inc.	364,963	57,697,001
Ryan Specialty Group Holdings, Inc.	418,029	14,534,868
Visa, Inc., Class A	151,725	50,044,974
		244,733,259
Health Care — 14.02%
Abbott Laboratories	5,770	523,858
Alcon, Inc.	485,846	36,375,290
Becton, Dickinson and Co.	284,107	42,343,307
Cooper Companies, Inc. (The)(a)	404,353	25,433,804
Thermo Fisher Scientific, Inc.	72,927	34,929,116
Waters Corp.(a)	143,738	44,448,102
		184,053,477
Industrials — 13.70%
Amentum Holdings, Inc.(a)	564,299	14,801,563
Carrier Global Corp.	579,994	38,958,197
Hayward Holdings, Inc.(a)	1,088,742	16,342,017
Jacobs Solutions, Inc.	239,837	31,037,306
PACCAR, Inc.	262,158	31,144,370
Sunbelt Rentals Holdings, Inc.	621,606	47,571,508
		179,854,961
Technology — 23.30%
Advanced Micro Devices, Inc.(a)	95,996	34,029,622
Analog Devices, Inc.	71,798	28,881,463
Apple, Inc.	71,046	19,278,332
Applied Materials, Inc.	73,929	29,164,251

See accompanying notes which are an integral part of these financial statements.

Kovitz Core Equity ETF
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

COMMON STOCKS — 98.00% - continued	Shares	Fair Value
Technology — 23.30% - continued
Arista Networks, Inc.(a)	143,592	$24,799,774
Keysight Technologies, Inc.(a)	108,994	38,138,091
Microsoft Corp.	130,197	53,091,733
Motorola Solutions, Inc.	104,583	45,915,074
Salesforce, Inc.	185,281	32,707,655
		306,005,995

Total Common Stocks/Investments — 98.00% (Cost $1,015,480,624)		1,286,729,838
Other Assets in Excess of Liabilities — 2.00%		26,203,055
NET ASSETS — 100.00%		$1,312,932,893

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

2

Kovitz Core Equity ETF
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments in securities at fair value (cost $1,015,480,624) (Note 3)	$1,286,729,838
Cash	29,903,891
Dividends and interest receivable	137,395
Accrued short term investments	62,931
Total Assets	1,316,834,055

Liabilities
Payable to Adviser (Note 4)	3,901,162
Total Liabilities	3,901,162

Net Assets	$1,312,932,893

Net Assets consist of:
Paid-in capital	$1,037,392,498
Accumulated earnings	275,540,395
Net Assets	$1,312,932,893
Shares outstanding (unlimited number of shares authorized, no par value)	47,963,889
Net asset value, offering and redemption price per share (Note 2)	$27.37

See accompanying notes which are an integral part of these financial statements.

3

Kovitz Core Equity ETF
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $102,565)	$5,805,785
Total investment income	5,805,785

Expenses
Investment Adviser fees (Note 4)	6,371,177
Total expenses	6,371,177
Net operating expenses	6,371,177
Net investment loss	(565,392)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(22,219,905)
In-kind transactions	107,133,628

Net change in unrealized depreciation on:
Investment securities transactions	(16,992,971)
Net realized and change in unrealized gain on investments	67,920,752
Net increase in net assets resulting from operations	$67,355,360

See accompanying notes which are an integral part of these financial statements.

4

Kovitz Core Equity ETF
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2026	31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(565,392)	$871,938
Net realized gain on investment securities transactions	84,913,723	124,650,782
Net change in unrealized appreciation (depreciation) of investment securities	(16,992,971)	11,093,783
Net increase in net assets resulting from operations	67,355,360	136,616,503

Distributions to Shareholders from (Note 2):
Earnings	(296,545)	(3,543,235)
Return of capital	—	(355,767)
Total distributions	(296,545)	(3,899,002)

Capital Transactions
Proceeds from shares sold	188,807,594	327,819,239
Amount paid for shares redeemed	(217,293,463)	(345,644,275)
Net decrease in net assets resulting from capital transactions	(28,485,869)	(17,825,036)
Total Increase in Net Assets	38,572,946	114,892,465

Net Assets
Beginning of period	1,274,359,947	1,159,467,482
End of period	$1,312,932,893	$1,274,359,947

Share Transactions
Shares sold	7,000,000	13,475,000
Shares redeemed	(8,084,307)	(14,225,000)
Net decrease in shares outstanding	(1,084,307)	(750,000)

See accompanying notes which are an integral part of these financial statements.

5

Kovitz Core Equity ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months
	Ended April
	30, 2026		For the Years Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$25.98		$23.28	$17.46	$17.74	$26.41	$17.94
Investment operations:
Net investment income (loss)	(0.01)		0.02	0.08	0.06	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	1.41		2.77	5.79	1.47	(4.44)	9.10
Total from investment operations	1.40		2.79	5.87	1.53	(4.48)	9.06
Less distributions to shareholders from:
Net investment income	(0.01)		(0.08)	(0.05)	(0.01)	—	— (a)
Net realized gains	—		—	—	(1.80)	(4.19)	(0.59)
	—		(.01)	—	—	—	—
Total distributions	(0.01)		(0.09)	(0.05)	(1.81)	(4.19)	(0.59)
Net asset value, end of period	$27.37		$25.98	$23.28	$17.46	$17.74	$26.41
Market price, end of period	$27.37		$26.00	$23.25	$17.48	$—	$—
Total Return(b)	5.37	% (c)	11.96%	33.68%	9.47%	(20.01)%	51.56%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,312,933		$1,274,360	$1,159,467	$832,169	$76,576	$99,367
Ratio of expenses to average net assets after expense waiver	0.99	% (d)	0.99%	0.99%	0.99%	1.10%	1.10%
Ratio of expenses to average net assets before expense waiver	0.99	% (d)	0.99%	0.99%	1.00%	1.30%	1.28%
Ratio of net investment income (loss) to average net assets after expense waiver	(0.09	)% (d)	0.07%	0.39%	0.26%	(0.18)%	(0.17)%
Portfolio turnover rate(e)	21	% (c)	36%	25%	20%	26%	20%

(a)	Rounds to less than $0.005 per share.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

6

Kovitz Core Equity ETF
Notes to the Financial Statements
April 30, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Kovitz Core Equity ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Focus Partners Wealth, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended April 30, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends

8

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

9

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

10

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,286,729,838	$—	$—	$1,286,729,838
Total	$1,286,729,838	$—	$—	$1,286,729,838

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Fund, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. The Fund pays the Adviser a unitary advisory fee computed daily and paid monthly at an annual rate equal to 0.99% of the Fund’s average daily net assets. For the six months ended April 30, 2026, the Adviser earned a fee of $6,371,177 from the Fund. At April 30, 2026, the Fund owed the Adviser $3,901,162.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Northern Lights Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

11

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2026, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were $308,640,959 and $263,182,083, respectively.

For the six months ended April 30, 2026, purchases and sales for in-kind transactions were $181,898,065 and $213,858,391, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended April 30, 2026, the Fund received $6,300 and $600 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

12

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$309,566,692
Gross unrealized depreciation	(42,757,870)
Net unrealized appreciation on investments	$266,808,822
Tax cost of investments	$1,019,921,016

At April 30, 2026, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on organizational expense amortization and tax deferral of wash sales.

The tax character of distributions paid for the fiscal year ended October 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$3,543,235
Return of capital	355,767
Total distributions paid	$3,899,002

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated Capital and Other Losses	$(75,320,214)
Unrealized Appreciation on Investments	283,801,794
Total Accumulated Earnings	$208,481,580

As of October 31, 2025, the Fund had short-term and long-term capital loss carryforwards of $27,281,063 and $48,038,869, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under

13

Kovitz Core Equity ETF
Notes to the Financial Statements (continued)
April 30, 2026 (Unaudited)

these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Beginning on January 1, 2026, following an internal restructuring (the “Transaction”), Focus Partners Wealth, LLC (the “Adviser”), began serving as the Fund’s investment adviser. Prior to January 1, 2026, Kovitz Investment Group Partners, LLC (“Kovitz”), was serving as the Fund’s investment adviser. Focus Financial Partners, Inc. is the ultimate parent company of the Adviser and Kovitz. The Adviser was under common control with Kovitz and the portfolio manager of the Fund has not changed. The Fund’s investment objective, policies, risks, principal or nonprincipal strategies, fundamental or non-fundamental investment restrictions also did not change as a result of the Transaction. In connection with the Transaction, the Fort Pitt Capital Total Return Fund was reorganized into the Fund on May 15, 2026.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no other items requiring adjustment of the financial statements or additional disclosure.

14

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a Special Shareholder Meeting at which a quorum was present, reconvened on January 12, 2026, Fund shareholders of record as of the close of business on March 31, 2026 voted to approve the following proposal:

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Focus Partners Wealth, LLC.

Shares Voted in	Shares Voted	Shares Needed to
Favor*	Against or Abstain*	Approve*
26,879,060	71,709	Plurality
(99.73%)	(0.27%)	(greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Adviser, to the Trustees for April 30, 2026 was $7,800. For April 30, 2026, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on December 15-16, 2025, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “New Agreement”) between Valued Advisers Trust (the “Trust”) and Focus Partners Wealth, LLC (the “New Adviser”) with respect to the Kovitz Core Equity ETF (the “Kovitz ETF”). Kovitz Investment Group Partners, LLC (“Kovitz”), the Kovitz ETF’s current adviser, provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to the New Adviser. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Kovitz and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the approval process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the approval of the New Agreement, including: (i) reports regarding the services and support provided to the Kovitz ETF and its shareholders by Kovitz; (ii) quarterly assessments of the investment performance of the Kovitz ETF by personnel of Kovitz; (iii) commentary on the reasons for the performance; (iv) presentations by Kovitz addressing its investment philosophy, investment strategy, personnel and operations; (v)

15

Additional Information (Unaudited) (continued)

compliance and audit reports concerning the Kovitz ETF and Kovitz; (vi) disclosure information contained in the registration statement for the Kovitz ETF and the Form ADV of Kovitz; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the New Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about the New Adviser, including its financial information; a description of its personnel and the services to be provided to the Kovitz ETF; information on Kovitz’s investment advice and performance; summaries of Kovitz ETF expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the Kovitz ETF; and (c) the benefits to be realized by the New Adviser from its relationship with the Kovitz ETF. The Board did not identify any particular information that was most relevant to its consideration of the New Agreement and each Trustee may have afforded different weight to the various factors.

The nature, extent, and quality of the services to be provided by the New Adviser. The Board considered responsibilities that the New Adviser would have under the New Agreement. The Trustees considered the services proposed to be provided by the New Adviser to the Kovitz ETF and their experience with Kovitz in providing similar services, including without limitation: the quality of advisory services (including research and recommendations with respect to portfolio securities), the process for formulating investment recommendations and assuring compliance with the Kovitz ETF’s investment objectives and limitations, the coordination of services for the Kovitz ETF among the Kovitz ETF’s service providers, and efforts to promote the Kovitz ETF and grow its assets. The Trustees considered the New Adviser’s continuity of, and commitment to retain qualified personnel, commitment to maintain resources and systems, and Kovitz’s cooperation with the Board and counsel for the Kovitz ETF. The Trustees considered the New Adviser’s personnel, including the education and experience of the personnel and the New Adviser’s compliance program, policies and procedures. The Trustees specifically acknowledged the fact that the personnel associated with the day-to-day management of the Kovitz ETF is not anticipated to change. After considering the foregoing information and further information in the meeting materials provided by the New Adviser, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services proposed to be provided by the New Adviser will be satisfactory and adequate for the Kovitz ETF.

Investment Performance of the Kovitz ETF and Kovitz Investment Group Partners, LLC (“Kovitz”). Because the personnel associated with the day-to-day management of the Kovitz ETF is not anticipated to change, the Trustees considered the past performance of the Kovitz ETF. The Trustees compared the performance of the Kovitz ETF with the performance of funds with similar objectives managed by other investment advisers, with aggregated peer group data, as well as with the performance of the Kovitz ETF’s benchmark. The Trustees also considered the consistency of Kovitz’s management of the Kovitz ETF with its investment objectives, strategies, and limitations. The Trustees noted that the Kovitz ETF had underperformed as compared to its benchmark for the one-year, three-year, five-year, ten-year, and since inception periods ended September 30, 2025. They also noted that the Kovitz ETF had underperformed as compared to the median of its Morningstar custom category for the one-year, three-year, five-year, ten-year, and since inception periods. With regard to the custom peer group, the Trustees noted that the Kovitz ETF had underperformed as compared to the median for the one-year, three-year, five-year, ten-year, and since inception periods.

16

Additional Information (Unaudited) (continued)

The Board reviewed the performance of Kovitz in managing a composite with investment strategies similar to that of the Kovitz ETF and observed that the Kovitz ETF’s performance was comparable. The Trustees took into consideration discussions with representatives of Kovitz regarding the reasons for the performance of the Kovitz ETF. After further reviewing and discussing these and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Kovitz ETF and the New Adviser was satisfactory.

The costs of the services to be provided and profits to be realized by the New Adviser from the relationship with the Kovitz ETF. The Trustees considered: (1) the New Adviser’s financial condition; (2) the asset level of the Kovitz ETF; (3) the overall expenses of the Kovitz ETF; and (4) the nature and frequency of advisory fee payments. The Trustees acknowledged that the advisory fee rate under the New Agreement will be the same as the current advisory fee rate. The Trustees reviewed information provided by Kovitz regarding its profits associated with managing the Kovitz ETF. The Trustees also considered potential benefits for the New Adviser in managing the Kovitz ETF. The Trustees then compared the fees and expenses of the Kovitz ETF (including the management fee) to other comparable mutual funds. The Board also acknowledged the proposed “unitary fee” structure, by which the New Adviser would pay the majority of the Kovitz ETF’s expenses. The Trustees noted that the Kovitz ETF’s management fee was above the average and median management fees of its Morningstar custom category. The Trustees also noted that the Kovitz ETF’s net expense ratio was above that of the average and median of its custom category. When comparing the Kovitz ETF’s fees to those of its custom peer group, the Trustees noted that the Kovitz ETF’s management fee was above the average and the median. They also noted that the Kovitz ETF’s net expense ratio was above both the average and median of the peer group. The Trustees also noted that the Kovitz ETF’s management fee could be above the fee charged by Kovitz to its separately managed accounts, and they considered the reasons for the difference, including the unitary fee structure of the Kovitz ETF. Based on the foregoing, the Board concluded that the fees to be paid to the New Adviser by the Kovitz ETF and the profits to be realized by the New Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by the New Adviser.

The extent to which economies of scale would be realized as the Kovitz ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Kovitz ETF’s investors. The Board considered the Kovitz ETF’s proposed fee arrangements with the New Adviser, noting that the proposed fees are the same as the current fees paid to Kovitz. The Board considered that while the management fee remained the same at all asset levels, the Kovitz ETF’s shareholders would continue to benefit from economies of scale under the Trust’s agreements with service providers other than the New Adviser. In light of its ongoing consideration of the Kovitz ETF’s asset levels, expectations for growth in the Kovitz ETF, and fee levels, the Board determined that the Kovitz ETF’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by the New Adviser.

Possible conflicts of interest and benefits to the New Adviser. The Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Kovitz ETF; the basis of decisions to buy or sell securities for the Kovitz ETF and/or the New Adviser’s other accounts; and the substance and administration of the New Adviser’s code of ethics. The Trustees noted that Kovitz does not utilize soft dollars and the New

17

Additional Information (Unaudited) (continued)

Adviser does not anticipate using soft dollars. With respect to benefits to the New Adviser (in addition to fees under the New Agreement), the Board noted that the New Adviser would benefit from its relationship with the Kovitz ETF as the Kovitz ETF provides an investment vehicle for the New Adviser’s advisory clients with small balances. Following further consideration and discussion, the Board determined that the New Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory and the anticipated benefits to be realized by the New Adviser from managing the Kovitz ETF were acceptable.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the New Agreement.

18

Sound Mind Investing Fund (SMIFX)
SMI Dynamic Allocation Fund (SMIDX)
SMI Multi-Strategy Fund (SMILX)

Semi-Annual Financial Statements

and Additional Information

April 30, 2026

Funds’ Adviser:
SMI Advisory Services, LLC
4400 Ray Boll Blvd.
Columbus, IN 47203
(877) 764-3863
(877) SMI-FUND
www.smifund.com

Sound Mind Investing Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 83.18%
Commodity ETFs — 11.62%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	401,070	$11,446,538

International ETFs — 17.51%
Cambria Global Value ETF	210,180	7,408,845
First Trust Developed Markets ex-US AlphaDEX® Fund	103,470	9,833,882
		17,242,727
Large Cap ETFs — 25.75%
SMI 3Fourteen Full-Cycle Trend ETF(a)(b)	935,020	25,348,205

Large Value ETFs — 28.30%
iShares Russell 1000 Value ETF(b)	120,520	27,870,250
Total Exchange-Traded Funds
(Cost $71,544,133)		81,907,720

Mutual Funds — 16.71%
International Funds — 0.01%(c)
Artisan International Small Cap Fund, Investor Class	100	1,956
Artisan International Value Fund, Investor Class	41	2,277
DFA International Small Cap Value Portfolio, Institutional Class	100	3,357
DFA International Small Company Portfolio, Institutional Class	100	2,739
Hartford International Opportunities Fund (The), Class Y	99	2,469
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	47	1,664
JOHCM International Select Fund, Institutional Class	103	3,083
Prudential Jennison International Opportunities, Class Z	64	2,250
T. Rowe Price International Discovery Fund, Investor Class	31	2,512
Wasatch International Growth Fund, Investor Class(d)	119	1,834
		24,141
Large Cap Funds — 0.00%(c)
Longleaf Partners Fund	79	1,727

Large Growth Funds — 3.52%
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class	42	2,135
Delaware Ivy Large Cap Growth Fund, Class I	89	3,521
Needham Small Cap Growth Fund, Institutional Class(d)	106,626	3,442,950
		3,448,606
Small Cap Funds — 13.18%
Aegis Value Fund, Inc., Institutional Class	183,068	12,939,226
Artisan Mid Cap Value Fund, Investor Class	117	1,731
Champlain Small Company Fund, Institutional Class	122	2,121
Columbia Acorn Fund, Institutional Class(d)	137	1,934
DFA U.S. Small Cap Value Portfolio, Institutional Class	38	2,269
Franklin Small Cap Value Fund, Advisor Class	31	2,122
Janus Henderson Mid Cap Value Fund, Class T	111	1,874

See accompanying notes which are an integral part of these financial statements.

Sound Mind Investing Fund
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

	Shares	Fair Value
Mutual Funds — 16.71% (continued)
Small Cap Funds — 13.18% (continued)
Janus Henderson Venture Fund, Class T(d)	17	$1,511
JPMorgan Mid Cap Value Fund, Institutional Class	46	1,596
JPMorgan Small Cap Equity Fund, Select Class	32	1,512
JPMorgan Small Cap Growth Fund, Class L	100	2,499
Longleaf Partners Small-Cap Fund	100	2,864
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	3,970
PRIMECAP Odyssey Aggressive Growth Fund	40	2,123
Royce Premier Fund, Investment Class	157	1,832
T. Rowe Price Mid-Cap Growth Fund, Investor Class(d)	17	1,704
T. Rowe Price New Horizons Fund, Investor Class(d)	32	1,819
T. Rowe Price Small-Cap Value Fund, Investor Class	32	1,885
Virtus NFJ Small-Cap Value Fund, Institutional Class	167	2,897
		12,977,489
Total Mutual Funds
(Cost $10,782,767)		16,451,963

Money Market Funds — 0.26%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.58% (e)	257,947	257,947
Total Money Market Funds
(Cost $257,947)		257,947
Total Investments — 100.15%
(Cost $82,584,847)		98,617,630
Liabilities in Excess of Other
Assets — (0.15)%		(143,175)
Net Assets — 100.00%		$98,474,455

(a)	Affiliated

(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of April 30, 2026, the percentage of net assets invested in iShares Russell 1000 Value ETF and SMI 3Fourteen Full-Cycle Trend ETF was 28.30% and 25.74% of the Fund, respectively. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

(c)	Percentage rounds to less than 0.05%

(d)	Non-income producing security.

(e)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

SMI Dynamic Allocation Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 82.59%
Alternative ETFs — 6.95%
Grayscale Bitcoin Mini Trust ETF(a)(b)	18,610	$629,204
Simplify DBi CTA Managed Futures Index ETF(a)	69,970	1,798,929
SPDR® S&P® Metals & Mining ETF	17,820	2,115,769
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	41,900	1,195,826
		5,739,728
Domestic Equity ETFs — 31.93%
BNY Mellon US Large Cap Core Equity ETF	80,020	10,992,347
Invesco QQQ Trust, Series 1	8,110	5,415,371
iShares Russell 2000 Value ETF	33,830	7,028,183
ProShares S&P® 500® Dividend Aristocrats ETF	10,950	1,186,980
Vanguard Energy Index Fund ETF	3,540	600,313
Vanguard Small-Cap Index Fund ETF	4,160	1,183,062
		26,406,256
Dynamic Asset Allocation ETFs — 13.42%
SMI 3Fourteen Real Asset Allocation ETF(c)	376,400	11,100,036

Fixed Income ETFs — 9.34%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,300	1,774,255
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,450	1,192,710
Schwab High Yield Bond ETF	68,050	1,789,035
Schwab Long-Term U.S. Treasury ETF	66,600	2,070,594
Schwab U.S. Tips ETF	33,290	894,502
		7,721,096
International ETFs — 20.22%
Franklin FTSE Europe ETF	15,460	597,220
Franklin FTSE Japan ETF	15,920	606,234
iShares MSCI EAFE ETF	57,040	5,836,333
iShares MSCI Emerging Markets ex China ETF	92,720	8,442,156
Schwab International Equity ETF	46,740	1,241,414
		16,723,357
Real Estate ETFs — 0.37%
iShares Core U.S. REIT ETF	4,680	302,281

Short Term Treasury ETF — 0.36%
SPDR® Bloomberg 1-3 Month T-Bill ETF	3,250	297,830
Total Exchange-Traded Funds
(Cost $57,597,622)		68,290,584

Closed-End Funds — 17.23%
Gold Funds — 17.23%
Sprott Physical Gold Trust(a)(b)	406,810	14,246,486
Total Closed-End Funds
(Cost $7,018,462)		14,246,486

See accompanying notes which are an integral part of these financial statements.

SMI Dynamic Allocation Fund
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

	Shares	Fair Value
Money Market Funds — 0.31%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.58% (d)	255,667	$255,667
Total Money Market Funds
(Cost $255,667)		255,667
Total Investments — 100.13%
(Cost $64,871,751)		82,792,737
Liabilities in Excess of Other
Assets — (0.13)%		(108,927)
Net Assets — 100.00%		$82,683,810

(a)	Non-income producing security.

(b)	Security is not registered under the 1940 ACT.

(c)	Affiliated

(d)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI Multi-Strategy Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 84.11%
DAA Alternative ETFs — 6.84%
Grayscale Bitcoin Mini Trust ETF(a)(b)	5,970	$201,846
Simplify DBi CTA Managed Futures Index ETF(a)	23,940	615,497
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	112,090	3,199,049
		4,016,392
DAA Domestic ETFs — 15.84%
BNY Mellon US Large Cap Core Equity ETF	28,170	3,869,713
Invesco QQQ Trust, Series 1	2,870	1,916,414
iShares Russell 2000 Value ETF	11,870	2,465,992
ProShares S&P® 500® Dividend Aristocrats ETF	3,780	409,752
Vanguard Energy Index Fund ETF	1,260	213,671
Vanguard Small-Cap Index Fund ETF	1,480	420,897
		9,296,439
DAA Dynamic Allocation ETFs — 6.70%
SMI 3Fourteen Real Asset Allocation ETF(c)	133,380	3,933,376

DAA Fixed Income ETFs — 4.66%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,790	630,242
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,480	429,184
Schwab High Yield Bond ETF	24,070	632,800
Schwab Long-Term U.S. Treasury ETF	23,500	730,616
Schwab U.S. Tips ETF	11,790	316,797
		2,739,639
DAA International ETFs — 9.92%
Franklin FTSE Europe ETF	5,370	207,443
Franklin FTSE Japan ETF	5,360	204,109
iShares MSCI EAFE ETF	19,650	2,010,588
iShares MSCI Emerging Markets ex China ETF	32,340	2,944,557
Schwab International Equity ETF	17,330	460,285
		5,826,982
DAA Real Estate ETFs — 0.20%
iShares Core US REIT ETF	1,860	120,137

International ETFs — 6.56%
Cambria Global Value ETF	37,570	1,324,343
First Trust Developed Markets ex-US AlphaDEX® Fund	26,550	2,523,336
		3,847,679
Large Cap ETFs — 22.04%
iShares Russell 1000 Value ETF	29,070	6,722,437
SMI 3Fourteen Full-Cycle Trend ETF(c)	228,910	6,205,704
		12,928,141
Sector ETFs — 11.17%
Communication Services Select Sector SPDR® Fund	1,620	188,746
Consumer Discretionary Select Sector SPDR® Fund	1,680	198,828

See accompanying notes which are an integral part of these financial statements.

SMI Multi-Strategy Fund
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 84.11% (continued)
Sector ETFs — 11.17% (continued)
Consumer Staples Select Sector SPDR® Fund	1,230	$103,701
Energy Select Sector SPDR® Fund	10,400	620,360
Financial Select Sector SPDR® Fund	4,200	218,946
Health Care Select Sector SPDR® Fund	1,090	159,129
Industrial Select Sector SPDR® Fund	960	167,597
Materials Select Sector SPDR® Fund	740	38,088
Real Estate Select Sector SPDR® Fund	4,820	214,008
SPDR® S&P® Metals & Mining ETF	30,170	3,582,084
Technology Select Sector SPDR® Fund	4,230	674,685
Utilities Select Sector SPDR® Fund	8,450	395,883
		6,562,055
Short Term Treasury ETF — 0.18%
SPDR® Bloomberg 1-3 Month T-Bill ETF	1,160	106,302
Total Exchange-Traded Funds
(Cost $42,513,577)		49,377,142

Closed-End Funds — 8.52%
DAA Gold Funds — 8.52%
Sprott Physical Gold Trust(a)(b)	142,880	5,003,658
Total Closed-End Funds
(Cost $2,466,895)		5,003,658

Mutual Funds — 7.43%
International Funds — 0.01%(d)
Invesco International Small-Mid Company Fund, Class Y	100	3,516
Wasatch International Growth Fund, Investor Class(a)	100	1,539
		5,055
Small Cap Funds — 7.42%
Aegis Value Fund, Inc., Institutional Class	44,639	3,155,119
Lord Abbett Developing Growth Fund, Inc., Institutional Class	100	3,970
Needham Small Cap Growth Fund, Institutional Class(a)	37,118	1,198,542
		4,357,631
Total Mutual Funds
(Cost $2,991,285)		4,362,686

Money Market Funds — 0.14%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.58% (e)	82,623	82,623
Total Money Market Funds
(Cost $82,623)		82,623

See accompanying notes which are an integral part of these financial statements.

SMI Multi-Strategy Fund
Schedule of Investments (continued)
April 30, 2026 (Unaudited)

	Shares	Fair Value
Money Market Funds — 0.14% (continued)
Total Investments — 100.20%
(Cost $48,054,380)		$58,826,109
Liabilities in Excess of Other
Assets — (0.20)%		(115,442)
Net Assets — 100.00%		$58,710,667

(a)	Non-income producing security.

(b)	Security is not registered under the 1940 ACT.

(c)	Affiliated

(d)	Percentage rounds to less than 0.05%

(e)	Rate disclosed is the seven day effective yield as of April 30, 2026.

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI Funds
Statements of Assets and Liabilities
April 30, 2026 - (Unaudited)

		SMI
	Sound Mind	Dynamic	SMI Multi-
	Investing	Allocation	Strategy
	Fund	Fund	Fund
Assets
Investments in securities at fair value (cost $58,588,738, $55,522,379 and $38,859,946) (Note 3)	$73,269,425	$71,692,701	$48,687,029
Investment in affiliates, at value (cost $23,996,109, $9,349,372 and $9,194,434)	25,348,205	11,100,036	10,139,080
Receivable for fund shares sold	1,657	342	917
Receivable for investments sold	—	5,840,498	2,125,771
Prepaid expenses	14,998	19,302	18,427
Total Assets	98,634,285	88,652,879	60,971,224

Liabilities
Payable for fund shares redeemed	53,041	—	35,025
Payable for investments purchased	—	5,874,008	2,156,331
Payable to Adviser (Note 4)	73,598	64,559	40,589
Payable to Administrator (Note 4)	7,152	6,728	6,728
Payable to trustees	4,023	4,024	4,023
Other accrued expenses	22,016	19,750	17,861
Total Liabilities	159,830	5,969,069	2,260,557
Net Assets	$98,474,455	$82,683,810	$58,710,667

Net Assets consist of:
Paid-in capital	80,837,102	61,789,462	46,401,804
Accumulated earnings	17,637,353	20,894,348	12,308,863
Net Assets	$98,474,455	$82,683,810	$58,710,667
Shares outstanding (unlimited number of shares authorized, no par value)	8,958,532	5,730,938	4,936,757
Net asset value, offering and redemption price per share (Note 2)	$10.99	$14.43	$11.89

See accompanying notes which are an integral part of these financial statements.

SMI Funds
Statements of Operations
For the six months ended April 30, 2026 - (Unaudited)

	Sound Mind	SMI Dynamic	SMI Multi-
	Investing Fund	Allocation Fund	Strategy Fund
Investment Income
Dividend income	$891,316	$781,871	$636,669
Dividend income from affiliated investments	22,514	146,301	58,561
Total investment income	913,830	928,172	695,230

Expenses
Investment Adviser fees (Note 4)	470,715	396,889	249,511
Administration fees (Note 4)	17,449	16,835	16,835
Fund accounting fees (Note 4)	14,876	14,876	14,876
Registration fees	12,069	12,334	12,710
Audit and tax preparation fees	10,324	10,324	10,324
Legal fees	9,051	9,051	9,051
Trustee fees (Note 4)	8,694	8,695	8,695
Transfer agent fees (Note 4)	7,438	7,438	7,438
Printing and postage expenses	7,020	5,071	3,971
Compliance service fees (Note 4)	5,028	5,028	5,028
Line of credit	3,821	2,375	1,656
Insurance expenses	3,183	3,053	2,928
Custodian fees	2,763	2,585	2,329
Interest expense	817	120	54
Miscellaneous expenses	20,255	14,834	13,906
Total expenses	593,503	509,508	359,312
Fees voluntarily waived by Adviser	(33,205)	(11,921)	(11,158)
Net operating expenses	560,298	497,587	348,154
Net investment income	353,532	430,585	347,076

Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	1,480	—	19,805
Net realized gain on affiliated investment securities	14,704	—	3,638
Net realized gain on investment securities transactions	1,453,739	3,298,840	1,702,428
Net change in unrealized appreciation on affiliated investment securities	2,336,972	661,372	790,425
Net change in unrealized appreciation on investment securities	7,356,862	3,425,815	2,922,948
Net realized and change in unrealized gain on investments	11,163,757	7,386,027	5,439,244
Net increase in net assets resulting from operations	$11,517,289	$7,816,612	$5,786,320

See accompanying notes which are an integral part of these financial statements.

SMI Funds
Statements of Changes in Net Assets

	Sound Mind Investing Fund
	For the Six	For the Year
	Months Ended	Ended October 31,
	April 30, 2026	2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$353,532	$(187,641)
Long term capital gain dividends from investment companies	1,480	2,305,234
Net realized gain on investment securities and affiliated transactions	1,468,443	2,395,727
Net change in unrealized appreciation of investment securities and affiliated transactions	9,693,834	100,450
Net increase in net assets resulting from operations	11,517,289	4,613,770

Distributions to Shareholders from Earnings (Note 2)	(4,685,458)	(659,511)

Capital Transactions
Proceeds from shares sold	706,167	4,087,751
Reinvestment of distributions	4,636,814	653,563
Amount paid for shares redeemed	(9,991,894)	(18,084,876)
Net decrease in net assets resulting from capital transactions	(4,648,913)	(13,343,562)
Total Increase (Decrease) in Net Assets	2,182,918	(9,389,303)

Net Assets
Beginning of period	96,291,537	105,680,840
End of period	$98,474,455	$96,291,537

Share Transactions
Shares sold	68,891	414,448
Shares issued in reinvestment of distributions	476,059	66,016
Shares redeemed	(977,603)	(1,819,179)
Net decrease in shares outstanding	(432,653)	(1,338,715)

See accompanying notes which are an integral part of these financial statements.

SMI Funds
Statements of Changes in Net Assets (continued)

	SMI Dynamic Allocation Fund
	For the Six	For the Year
	Months Ended	Ended October 31,
	April 30, 2026	2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$430,585	$482,518
Long term capital gain dividends from investment companies	—	15,607
Net realized gain on investment securities transactions	3,298,840	7,557,106
Net change in unrealized appreciation of investment securities and affiliated transactions	4,087,187	6,214,513
Net increase in net assets resulting from operations	7,816,612	14,269,744

Distributions to Shareholders from Earnings (Note 2)	(8,373,176)	(4,435,891)

Capital Transactions
Proceeds from shares sold	2,571,569	4,131,970
Reinvestment of distributions	8,255,260	4,366,999
Amount paid for shares redeemed	(5,381,596)	(13,324,483)
Net increase (decrease) in net assets resulting from capital transactions	5,445,233	(4,825,514)
Total Increase in Net Assets	4,888,669	5,008,339

Net Assets
Beginning of period	77,795,141	72,786,802
End of period	$82,683,810	$77,795,141

Share Transactions
Shares sold	182,832	315,918
Shares issued in reinvestment of distributions	614,688	358,245
Shares redeemed	(387,362)	(1,033,826)
Net increase (decrease) in shares outstanding	410,158	(359,663)

See accompanying notes which are an integral part of these financial statements.

SMI Funds
Statements of Changes in Net Assets (continued)

	SMI Multi-Strategy Fund
	For the Six	For the Year
	Months Ended	Ended October 31,
	April 30, 2026	2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$347,076	$169,627
Long term capital gain dividends from investment companies	19,805	431,524
Net realized gain on investment securities and affiliated transactions	1,706,066	3,361,974
Net change in unrealized appreciation of investment securities and affiliated transactions	3,713,373	3,005,985
Net increase in net assets resulting from operations	5,786,320	6,969,110

Distributions to Shareholders from Earnings (Note 2)	(4,224,575)	(3,033,172)

Capital Transactions
Proceeds from shares sold	2,354,911	5,308,070
Reinvestment of distributions	4,207,377	3,020,927
Amount paid for shares redeemed	(3,529,514)	(11,253,407)
Net increase (decrease) in net assets resulting from capital transactions	3,032,774	(2,924,410)
Total Increase in Net Assets	4,594,519	1,011,528

Net Assets
Beginning of period	54,116,148	53,104,620
End of period	$58,710,667	$54,116,148

Share Transactions
Shares sold	203,389	500,450
Shares issued in reinvestment of distributions	386,707	293,579
Shares redeemed	(308,558)	(1,051,813)
Net increase (decrease) in shares outstanding	281,538	(257,784)

See accompanying notes which are an integral part of these financial statements.

Sound Mind Investing Fund
Financial Highlights
For a share outstanding during each period

	For the Six
	Months		For the	For the	For the	For the	For the
	Ended April		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	30, 2026		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.25		$9.85	$7.94	$8.31	$13.66	$9.97
Income from investment operations:
Net investment income (loss)(a)	0.04		(0.03)	(0.03)	0.15	0.55	(0.02)
Net realized and unrealized gain (loss) on investments	1.22		0.49	2.09	(0.44)	(1.59)	3.71
Total from investment operations	1.26		0.46	2.06	(0.29)	(1.04)	3.69
Less distributions to shareholders from:
Net investment income	—		—	(0.15)	(0.08)	(0.42)	—
Net realized gains	(0.52)		(0.06)	—	—	(3.89)	—
Total distributions	(0.52)		(0.06)	(0.15)	(0.08)	(4.31)	—
Net asset value, end of period	$10.99		$10.25	$9.85	$7.94	$8.31	$13.66
Total Return(b)	12.89	% (c)	4.72%	26.20%	(3.52)%	(10.72)%	37.01%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$98,474		$96,292	$105,681	$97,614	$114,412	$150,117
Ratio of expenses to average net assets after waiver(d)	1.19	% (e)	1.10%	1.22%	1.21%	1.19%	1.17%
Ratio of expenses to average net assets excluding interest expenses(d) (f)	1.18	% (e)	1.09%	1.21%	1.20%	1.19%	1.16%
Ratio of expenses to average net assets before waiver and reimbursement(d)	1.26	% (e)	1.24%	1.24%	1.21%	1.19%	1.17%
Ratio of net investment income (loss) to average net assets(a) (d)	0.75	% (e)	(0.19)%	(0.38)%	1.62%	4.87%	(0.09)%
Portfolio turnover rate	49.40	% (c)	118.43%	210.62%	205.91%	259.58%	300.02%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(e)	Annualized.

(f)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI Dynamic Allocation Fund
Financial Highlights
For a share outstanding during each period

	For the Six
	Months		For the	For the	For the	For the		For the
	Ended April		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	30, 2026		October 31,	October 31,	October 31,	October 31,		October 31,
	(Unaudited)		2025	2024	2023	2022		2021
Selected Per Share Data
Net asset value, beginning of period	$14.62		$12.81	$10.77	$10.38	$13.97		$12.45
Income from investment operations:
Net investment income (loss)(a)	0.09		0.11	0.13	0.05	(—	) (b)	0.10
Net realized and unrealized gain (loss) on investments	1.30		2.49	1.93	0.34	(2.55)		2.08
Total from investment operations	1.39		2.60	2.06	0.39	(2.55)		2.18
Less distributions to shareholders from:
Net investment income	(0.14)		(0.17)	(0.02)	—	(0.06)		(0.09)
Net realized gains	(1.44)		(0.62)	—	—	(0.98)		(0.57)
Total distributions	(1.58)		(0.79)	(0.02)	—	(1.04)		(0.66)
Net asset value, end of period	$14.43		$14.62	$12.81	$10.77	$10.38		$13.97
Total Return(c)	10.31	% (d)	21.46%	19.16%	3.76%	(19.82)%		18.17%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$82,684		$77,795	$72,787	$74,771	$85,749		$119,964
Ratio of expenses to average net assets after waiver(e)	1.25	% (f)	1.30%	1.32%	1.22%	1.20%		1.17%
Ratio of expenses to average net assets excluding interest expenses(e) (g)	1.25	% (f)	1.29%	1.31%	1.22%	1.19%		1.16%
Ratio of expenses to average net assets before waiver and reimbursement(e)	1.28	% (f)	1.31%	1.32%	1.22%	1.20%		1.17%
Ratio of net investment income (loss) to average net assets(a) (e)	1.08	% (f)	0.66%	0.98%	0.49%	(0.04)%		0.80%
Portfolio turnover rate	51.14	% (d)	200.42%	194.72%	174.21%	317.28%		175.11%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

(g)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI Multi-Strategy Fund
Financial Highlights
For a share oustanding during each period

	For the Six
	Months		For the	For the	For the	For the	For the
	Ended April		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	30, 2026		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.62		$10.81	$8.96	$9.00	$12.36	$9.88
Income from investment operations:
Net investment income(a)	0.07		0.04	0.01	0.08	0.25	0.04
Net realized and unrealized gain (loss) on investments	1.10		1.41	1.92	(0.09)	(1.63)	2.48
Total from investment operations	1.17		1.45	1.93	(0.01)	(1.38)	2.52
Less distributions to shareholders from:
Net investment income	(0.10)		(0.05)	(0.08)	(0.03)	(0.25)	(0.04)
Net realized gains	(0.80)		(0.59)	—	—	(1.73)	—
Total distributions	(0.90)		(0.64)	(0.08)	(0.03)	(1.98)	(0.04)
Net asset value, end of period	$11.89		$11.62	$10.81	$8.96	$9.00	$12.36
Total Return(b)	10.78	% (c)	14.18%	21.65%	(0.09)%	(13.29)%	25.51%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$58,711		$54,116	$53,105	$49,907	$55,910	$68,885
Ratio of expenses to average net assets after waiver(d)	1.26	% (e)	1.27%	1.30%	1.21%	1.16%	1.16%
Ratio of expenses to average net assets excluding interest expenses(d) (f)	1.25	% (e)	1.26%	1.29%	1.20%	1.15%	1.15%
Ratio of expenses to average net assets before waiver and reimbursement(d)	1.30	% (e)	1.33%	1.33%	1.22%	1.19%	1.14%
Ratio of net investment income to average net assets(a) (d)	1.25	% (e)	0.33%	0.17%	0.90%	2.20%	0.35%
Portfolio turnover rate	59.33	% (c)	187.02%	224.23%	196.14%	292.22%	231.35%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(e)	Annualized.

(f)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Notes to the Financial Statements

April 30, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (“SMI Fund”), SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund (each a “Fund” and collectively, the “Funds”) are diversified series of Valued Advisers Trust (the “Trust”). The Trust was established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”) and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is SMI Advisory Services, LLC (the “Adviser”). The SMI Fund seeks to provide long-term capital appreciation. The SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund seek total return. Total return is composed of both income and capital appreciation.

Each of the Funds is a “fund-of-funds” in which each Fund may invest in other investment companies, including exchange-traded and closed-end funds.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended April 30, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the six months ended April 30, 2026, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

and income tax purposes. Dividend income and long-term capital gains dividends from investment companies are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including ETFs and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange- traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

SMI Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$81,907,720	$—	$—	$81,907,720
Mutual Funds	16,451,963	—	—	16,451,963
Money Market Funds	257,947	—	—	257,947
Total	$98,617,630	$—	$—	$98,617,630

SMI Dynamic Allocation Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$68,290,584	$—	$—	$68,290,584
Closed-End Funds	14,246,486	—	—	14,246,486
Money Market Funds	255,667	—	—	255,667
Total	$82,792,737	$—	$—	$82,792,737

SMI Multi-Strategy Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$49,377,142	$—	$—	$49,377,142
Closed-End Funds	5,003,658	—	—	5,003,658
Mutual Funds	4,362,686	—	—	4,362,686
Money Market Funds	82,623	—	—	82,623
Total	$58,826,109	$—	$—	$58,826,109

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement with respect to each Fund (the “Advisory Agreements”), the Adviser is responsible for managing each Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on the Fund’s average daily net assets as follows:

		SMI Dynamic	SMI Multi-Strategy
	SMI Fund	Allocation Fund	Fund Management
Fund Assets	Management Fee	Management Fee	Fee
$1 – $100 million	1.00%	1.00%	0.90%
$100,000,001 – $250 million	1.00%	1.00%	0.80%
$250,000,001 to $500 million	0.90%	0.90%	0.70%
Over $500 million	0.80%	0.80%	0.60%

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

Until February 28, 2025, the Adviser had an operating expense limitation agreement in place where it had contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) did not exceed 1.45% of the Fund’s average daily net assets with respect to the SMI Fund and the SMI Dynamic Allocation Fund. This contractual arrangement for the SMI Fund and the SMI Dynamic Allocation Fund expired February 28, 2025 and was not renewed. Each prior waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the lesser of the expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

Effective March 1, 2025, the Adviser has entered into an operating expense limitation agreement with respect to the SMI Multi-Strategy Fund where it has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the SMI Multi-Strategy Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the SMI Multi-Strategy Fund’s average daily net assets. The contractual arrangement for the SMI Multi-Strategy Fund is in place through February 28, 2027. Each waiver or reimbursement by the Adviser is subject to repayment by the SMI Multi-Strategy Fund within the three years following the date of such waiver or reimbursement, provided that the SMI Multi-Strategy Fund is able to make the repayment without exceeding the lesser of the expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment. Until March 1, 2025, the contractual expense limitation for the Multi-Strategy Fund was 1.30%.

As of April 30, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements from the Multi-Strategy Fund as follows:

Recoverable through
October 31, 2026	$6,245
October 31, 2027	9,693

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

In addition to the expense limitations previously noted, the Adviser has agreed to a voluntary waiver of investment fees in the amounts listed below:

Effective Date	Fund	Waiver
10/1/2025	SMI Fund	0.1050%
10/1/2025	SMI Dynamic Allocation Fund	0.0325%
10/1/2025	SMI Multi-Strategy Fund	0.0619%

The Adviser is not entitled to the reimbursement of any fees voluntarily waived. During the six months ended April 30, 2026, the Adviser voluntarily waived fees of $33,205, $11,921 and $11,158 for the SMI Fund, SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund, respectively.

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”), to provide the Funds with administration, fund accounting, and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the six months ended April 30, 2026.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

		SMI Dynamic	SMI Multi-Strategy
	SMI Fund	Allocation Fund	Fund
Purchases	$47,146,555	$40,883,606	$33,087,952
Sales	$55,893,145	$43,278,247	$33,309,133

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2026.

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

NOTE 6. LINE OF CREDIT

During the six months ended April 30, 2026, the Trust, on behalf of the Funds, entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on January 15, 2027. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 10% of a Fund’s daily market value or $5 million at an interest rate equal to the Secured Overnight Financing Rate (“SOFR”) plus 161.50 basis points (if SOFR is less than 0.385%, such rate shall be deemed to be 0.385%), which was 5.64% as of April 30, 2026. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $5 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

The borrowings by the Funds during the six months ended April 30, 2026 were as follows:

		Weighted		Interest
	Average Daily	Average	Number of Days	Expense	Maximum Loan
Fund	Loan Balance(a)	Interest Rate(a)	Outstanding(b)	Accrued	Outstanding
SMI Fund	$72,813	4.93%	38	$817	$805,000
SMI Dynamic Allocation Fund	57,857	4.26%	7	120	200,000
SMI Multi-Strategy Fund	61,667	3.62%	3	54	170,000

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended April 30, 2026, that a Fund utilized the Line of Credit.

The Funds had no outstanding borrowings under this line of credit as of April 30, 2026.

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

		SMI Dynamic
		Allocation	SMI Multi-
	SMI Fund	Fund	Strategy Fund
Gross unrealized appreciation	$16,037,590	$17,941,806	$10,784,552
Gross unrealized depreciation	(4,807)	(20,820)	(12,823)
Net unrealized appreciation/(depreciation) on investments	$16,032,783	$17,920,986	$10,771,729
Tax cost of investments	$82,584,847	$64,871,751	$48,054,380

At April 30, 2026, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and Passive Foreign Investment Companies.

The tax character of distributions for the fiscal year ended October 31, 2025 was as follows:

		SMI
		Dynamic	SMI Multi-
		Allocation	Strategy
	SMI Fund	Fund	Fund
Distributions paid from:
Ordinary income(a)	$—	$3,349,863	$233,940
Long-term capital gains	659,511	1,086,028	2,799,232
Total distributions paid	$659,511	$4,435,891	$3,033,172

(a)	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

At October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

		SMI Dynamic	SMI Multi-
	SMI Fund	Allocation Fund	Strategy Fund
Undistributed ordinary income	$857,370	$3,321,093	$1,401,644
Undistributed long-term capital gains	3,826,970	4,568,797	2,350,616
Accumulated capital and other losses	(217,510)	—	—
Unrealized appreciation on investments	6,338,692	13,561,022	6,994,858
Total accumulated earnings	$10,805,522	$21,450,912	$10,747,118

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended October 31, 2025, the SMI Fund deferred Qualified Late Year Ordinary Losses in the amount of $217,510.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the Funds financial positions or results of operations. For the six months ended April 30, 2026, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

NOTE 8. INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end and closed-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of April 30, 2026, the SMI Fund had 83.18% and 16.71% of the value of its net assets invested in ETFs and mutual funds, respectively. As of April 30, 2026, the SMI Dynamic Allocation Fund had 82.59%, 17.23% of the value of its net assets invested in ETFs and closed-end funds, respectively. As of April 30, 2026, the SMI Multi-Strategy Fund had had 84.11%, 7.43% and 8.52% of the value of its net assets invested in ETFs, mutual funds and closed-end funds, respectively. The financial statements of these ETFs and open-end and closed-end mutual funds can be found at www.sec.gov.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

SMI Funds

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

NOTE 10. INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment in an another SMI-sponsored Fund. Issuers that are affiliates of a Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in a Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

		SMI Dynamic	SMI Multi-	SMI Multi-
Fund Name	SMI Fund	Allocation Fund	Strategy Fund	Strategy Fund
Affiliated Fund Name	SMI 3Fourteen	SMI 3Fourteen	SMI 3Fourteen	SMI 3Fourteen
	Full-Cycle Trend	Real Asset	Full-Cycle	Real Asset
	ETF	Allocation ETF	Trend ETF	Allocation ETF
Fair Value on October 31, 2025	$25,500,967	$10,018,912	$5,757,430	$3,697,320
Purchases/Additions	—	419,752	—	—
Sales/Reductions	(2,504,438)	—	(109,733)	—
Realized Gain (Loss)	14,704	—	3,638	—
Change in Unrealized	2,336,972	661,372	554,369	236,056
Appreciation/(Depreciation)
Fair Value on April 30, 2026	$25,348,205	$11,100,036	$6,205,704	$3,933,376
Shares Held on April 30, 2026	935,020	376,400	228,910	133,380
Dividend Income	$22,514	$146,301	$5,203	$53,357
Long-Term Capital Gain Distributions	$—	$—	$—	$—

NOTE 11. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Funds, to the Trustees for April 30, 2026 was $8,156 for Sound Mind Investing Fund, $8,156 for SMI Dynamic Allocation Fund, and $8,156 for SMI Multi-Strategy Fund, respectively. For April 30, 2026, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Funds, and no compensation was paid to any person of whom any officer or director of the Funds is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on December 15-16, 2025, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreements (the “SMI Agreements”) between Valued Advisers Trust (the “Trust”) and SMI Advisory Services, LLC (“SMI”) with respect to the Sound Mind Investing Fund, the SMI Dynamic Allocation Fund, and the SMI Multi-Strategy Fund (the “SMI Funds”). SMI provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to SMI and the SMI Agreements. In assessing the factors and reaching its decision, the Board took into consideration information furnished by SMI and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the SMI Agreements, including: (i) reports regarding the services and support provided to the SMI Funds by SMI; (ii) quarterly assessments of the investment performance of the SMI Funds by personnel of SMI; (iii) commentary on the reasons for the SMI Funds’ performance; (iv) presentations by SMI addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the SMI Funds and SMI; (vi) disclosure information contained in the Trust’s registration statement and SMI’s Form ADV; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in considering and approving the SMI Agreements. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about SMI, including its financial information, a description of its personnel and the services it provides to the SMI Funds; information on SMI’s investment advice and performance; summaries of the SMI Funds’ expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the SMI Funds; and (c) the benefits to be realized by SMI from its relationship with the SMI Funds. The Board did not identify any particular information

Additional Information (Unaudited) (continued)

that was most relevant to its consideration of the SMI Agreements and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by SMI. In this regard, the Board considered SMI’s responsibilities under the SMI Agreements. The Trustees considered the services being provided by SMI to the SMI Funds, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the investment objectives and limitations, its coordination of services for the SMI Funds among the service providers to the SMI Funds and its efforts to promote the SMI Funds and grow their assets. The Trustees considered SMI’s continuity of, and commitment to retain, qualified personnel and SMI’s commitment to maintain and enhance its resources and systems. The Trustees considered SMI’s personnel, including the education and experience of SMI’s personnel. After considering the foregoing information and further information in the Meeting materials provided by SMI (including SMI’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by SMI were satisfactory and adequate for the SMI Funds.

2. Investment Performance of the SMI Funds and SMI. In considering the investment performance of the SMI Funds and SMI, the Trustees compared the performance of the SMI Funds with the performance of funds in the same Morningstar category, as well as with peer group data. They also compared the performance of the SMI Funds to the performance of composites of separately managed accounts (“SMAs”) utilizing the same strategies utilized by the SMI Funds. The Trustees also considered the consistency of SMI’s management of the SMI Funds with each of the SMI Fund’s investment objective, strategies, and limitations. The Trustees noted that the performance of each of the various SMA strategies varied as compared to the performance of the applicable SMI Fund(s) using those strategies. They considered the explanations provided by SMI regarding the reasons for differences in performance, and determined them to be reasonable. The Trustees noted and gave significant consideration to SMI’s view that the “upgrading” strategy utilized by the Sound Mind Investing Fund did not allow it to be appropriately compared to any particular peer category, although data for the Morningstar category was reviewed and considered. The Trustees observed that for the one year, three year, five year, and ten year periods ended September 30, 2025, the Sound Mind Investing Fund performed below its category average and median. For the period since inception of the Fund, they noted that the Fund underperformed the category median. With respect to its peer group, the Trustees noted that the Sound Mind Investing Fund underperformed the median for the one year, three year, and five year periods ended September 30, 2025, performed above the median for the ten year period, and performed equal to the median for the period since inception. They also noted that the Sound Mind Investing Fund performed below its broad market benchmark and its custom benchmark for all periods considered. With respect to the SMI Dynamic Allocation Fund, the Trustees noted that the Fund performed above the category average and median for the one year period ended September 30, 2025, below the average and equal to the median for the three year period, below the average and the median for the five year period, above the average and the median for the ten year period, and above the median for the period since inception. They also noted that the SMI Dynamic Allocation Fund outperformed as compared to its peer group median for the one year period, performed equal to the peer group median for the three year, ten year, and since inception periods, and underperformed as compared to the peer group median for the five year

Additional Information (Unaudited) (continued)

period. They also observed that the SMI Dynamic Allocation Fund outperformed as compared to its fixed income benchmark for all periods considered, and underperformed as compared to its equity benchmark for all periods considered. With respect to its custom benchmark, the Trustees noted that the SMI Dynamic Allocation Fund outperformed for the one year period ended September 30, 2025, and underperformed for the three year, five year, and ten year periods. The Trustees observed that the SMI Multi-Strategy Fund performed below its category average and median for the one year, three year, five year, and ten year periods ended September 30, 2025. For the since inception period, the Trustees noted that the SMI Multi-Strategy Fund performed below its category median. As compared to its peer group, the Trustees noted that the SMI Multi-Strategy Fund outperformed the median for the one year period ended September 30, 2025, underperformed the median for the three year and five year periods, and performed equal to the median for the ten year and since inception periods ended September 30, 2025. They also observed that the SMI Multi-Strategy Fund outperformed as compared to its fixed income benchmark for all periods presented, and underperformed as compared to its equity benchmark for all periods presented. With respect to its custom benchmark, the Trustees observed that the SMI Multi-Strategy Fund underperformed for all periods presented. After reviewing and discussing the investment performance of the SMI Funds further, SMI’s experience managing the SMI Funds, and other relevant factors, including the recent strategy changes, the Board concluded, in light of all the facts and circumstances, that the investment performance of the SMI Funds was acceptable.

3. The costs of the services to be provided and profits to be realized by SMI from the relationship with the SMI Funds. In considering the costs of services to be provided and the profits to be realized by SMI from the relationship with the SMI Funds, the Trustees considered: (1) SMI’s financial condition; (2) the asset levels of the SMI Funds; (3) the overall expenses of the SMI Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by SMI regarding its profits associated with managing the SMI Funds. The Trustees also considered potential benefits for SMI in managing the SMI Funds. The Trustees then compared the fees and expenses of the SMI Funds (including the management fee) to other comparable mutual funds, including each of the SMI Fund’s Morningstar category averages, and each of the SMI Fund’s peer group averages. The Trustees noted that the Sound Mind Investing Fund’s management fee was higher than the category average and median. They also noted that the management fee was higher than the peer group average and median. With respect to the SMI Dynamic Allocation Fund, the Trustees observed that the management fee was higher than the category average and median. They also noted that the SMI Dynamic Allocation Fund’s management fee was higher than the median and average of its peer group. With respect to the SMI Multi-Strategy Fund, the Trustees noted that the management fee was higher than the category average and median. They noted that the management fee was also higher than the peer group average and median. The Trustees also considered SMI’s willingness to continue the expense limitation arrangement with respect to the SMI Multi-Strategy Fund, and SMI’s voluntary waiver of a portion of its management fee with respect to the SMI Multi-Strategy Fund and the Sound Mind Investing Fund. In light of the unique services rendered to the SMI Funds by SMI, the profits realized by SMI in managing the SMI Funds, and all other facts and circumstances they deemed relevant, the Trustees concluded that the management fees paid by the SMI Funds were fair and reasonable in relation to the nature and quality of the services provided by SMI.

Additional Information (Unaudited) (continued)

4. The extent to which economies of scale would be realized as the SMI Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the SMI Funds’ investors.

In this regard, the Trustees considered the fee arrangements with SMI for the SMI Funds. The Trustees considered that the management fee for each of the SMI Funds has breakpoints that would allow shareholders to realize economies of scale as assets grow. The Trustees noted that none of the SMI Funds were currently at an asset level to take advantage of the breakpoints; however, the Board also noted the expense limitation and/or voluntary fee waiver arrangements in place with respect to each of the SMI Funds, and that each SMI Fund’s shareholders had experienced benefits from those arrangements in the past. In light of its ongoing consideration of the asset levels of each of the SMI Funds, expectations for growth, and fee levels, the Board determined that the fee arrangements for each of the SMI Funds, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by SMI.

5. Possible conflicts of interest and benefits to SMI. In considering SMI’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the SMI Funds; the basis of decisions to buy or sell securities for the SMI Funds; and the substance and administration of SMI’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to SMI’s potential conflicts of interest. The Board noted that SMI has a separately managed account (“SMA”) product, and that if an SMI Fund is owned within an SMA, the SMA will not charge a management fee for those assets invested in an SMI Fund. The Board also noted that SMI does not engage in soft dollar arrangements and has not identified any indirect benefits from its relationship with the SMI Funds. Based on the foregoing, the Board determined that SMI’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by counsel and further discussion among the Board members, the Board determined to approve the continuation of the SMI Agreements between the Trust and SMI.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable.

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	7/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	7/2/2026

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer
Date:	7/2/2026